Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
12/31/21 (Unaudited)

COMMON STOCKS (48.7%)(a)
	Shares	Value
Basic materials (2.0%)
AdvanSix, Inc.	1,027	$48,526
Andersons, Inc. (The)	534	20,671
Arkema SA (France)	1,797	253,383
Atkore, Inc.(NON)	1,087	120,864
Avery Dennison Corp.	3,000	649,710
Axalta Coating Systems, Ltd.(NON)	15,200	503,424
Balchem Corp.	114	19,220
BHP Group PLC (United Kingdom)	20,590	612,992
BlueScope Steel, Ltd. (Australia)	38,729	591,641
Boise Cascade Co.	1,268	90,282
Brenntag AG (Germany)	14,147	1,281,744
Codexis, Inc.(NON)	3,158	98,751
Compagnie De Saint-Gobain (France)	20,248	1,426,248
Constellium SE (France)(NON)	2,866	51,330
Corteva, Inc.	24,062	1,137,651
Covestro AG (Germany)	8,060	497,356
CRH PLC (Ireland)	36,538	1,935,163
Dow, Inc.	4,000	226,880
DuPont de Nemours, Inc.	30,500	2,463,790
Eastman Chemical Co.	6,711	811,427
Ecovyst, Inc.	2,931	30,013
Eiffage SA (France)	3,623	373,128
EVRAZ PLC (United Kingdom)	21,410	174,341
Freeport-McMoRan, Inc. (Indonesia)	32,204	1,343,873
Innospec, Inc.	521	47,067
Intrepid Potash, Inc.(NON)	460	19,656
LANXESS AG (Germany)	1,922	119,257
Linde PLC	2,459	856,669
Materion Corp.	214	19,675
Minerals Technologies, Inc.	570	41,696
Mueller Industries, Inc.	1,297	76,990
Nitto Denko Corp. (Japan)	1,500	115,940
NV5 Global, Inc.(NON)	64	8,840
Orion Engineered Carbons SA (Luxembourg)(NON)	1,020	18,727
PotlatchDeltic Corp.(R)	1,132	68,169
PPG Industries, Inc.	4,776	823,573
Rio Tinto PLC (United Kingdom)	12,459	824,981
Sensient Technologies Corp.	187	18,711
Sherwin-Williams Co. (The)	3,138	1,105,078
Shin-Etsu Chemical Co., Ltd. (Japan)	2,700	467,626
SIG Combibloc Group AG (Switzerland)	9,165	256,081
Simpson Manufacturing Co., Inc.	146	20,304
Standex International Corp.	255	28,218
Stepan Co.	254	31,570
Sterling Construction Co., Inc.(NON)	770	20,251
TimkenSteel Corp.(NON)	1,313	21,665
Tronox Holdings PLC Class A (United Kingdom)	4,564	109,673
UFP Industries, Inc.	797	73,332
WestRock Co.	5,100	226,236
Weyerhaeuser Co.(R)	42,100	1,733,678
Zymergen, Inc.(NON)	2,254	15,079

		21,931,150
Capital goods (2.9%)
ABB, Ltd. (Switzerland)	11,344	434,488
Aerojet Rocketdyne Holdings, Inc.	1,702	79,586
AGCO Corp.	5,500	638,110
Albany International Corp. Class A	220	19,459
Allegion PLC (Ireland)	5,300	701,932
Allison Transmission Holdings, Inc.	6,300	229,005
Altra Industrial Motion Corp.	713	36,769
American Axle & Manufacturing Holdings, Inc.(NON)	4,612	43,030
Argan, Inc.	303	11,723
Astec Industries, Inc.	465	32,211
Axon Enterprise, Inc.(NON)	3,000	471,000
Barnes Group, Inc.	398	18,543
CAE, Inc. (Canada)(NON)	12,707	320,551
Casella Waste Systems, Inc. Class A(NON)	220	18,792
Caterpillar, Inc.	1,100	227,414
Clean Harbors, Inc.(NON)	2,800	279,356
CNH Industrial NV (United Kingdom)	67,245	1,306,852
Comfort Systems USA, Inc.	472	46,700
Crown Holdings, Inc.	5,400	597,348
CTS Corp.	403	14,798
Cummins, Inc.	6,300	1,374,282
Daikin Industries, Ltd. (Japan)	2,700	612,506
Deere & Co.	6,913	2,370,399
Donaldson Co., Inc.	4,000	237,040
Dover Corp.	1,400	254,240
Eaton Corp. PLC	4,929	851,830
Emerson Electric Co.	4,500	418,365
Encore Wire Corp.	796	113,908
EnPro Industries, Inc.	491	54,044
ESCO Technologies, Inc.	213	19,168
Federal Signal Corp.	414	17,943
Franklin Electric Co., Inc.	203	19,196
GEA Group AG (Germany)	4,522	247,582
General Dynamics Corp.	7,700	1,605,219
Gentherm, Inc.(NON)	216	18,770
GrafTech International, Ltd.	1,564	18,502
Hillenbrand, Inc.	1,345	69,927
Honeywell International, Inc.	8,246	1,719,373
Ingersoll Rand, Inc.	5,751	355,814
Johnson Controls International PLC	30,790	2,503,535
Kaman Corp.	591	25,502
Koito Manufacturing Co., Ltd. (Japan)	3,500	185,329
Legrand SA (France)	2,386	279,524
Lockheed Martin Corp.	8,800	3,127,608
Manitowoc Co., Inc. (The)(NON)	739	13,738
Meritor, Inc.(NON)	696	17,247
Mitsubishi Electric Corp. (Japan)	19,300	244,736
Moog, Inc. Class A	475	38,461
MRC Global, Inc.(NON)	2,561	17,620
MYR Group, Inc.(NON)	168	18,572
National Presto Industries, Inc.	124	10,172
Nordson Corp.	1,300	331,851
Northrop Grumman Corp.	4,136	1,600,922
O-I Glass, Inc.(NON)	4,617	55,543
Otis Worldwide Corp.	5,852	509,534
Parker Hannifin Corp.	6,300	2,004,156
Raytheon Technologies Corp.	13,570	1,167,834
Republic Services, Inc.	7,000	976,150
Ryerson Holding Corp.	732	19,069
Sandvik AB (Sweden)	23,954	669,616
Schneider Electric SA (France)	3,558	698,598
Shyft Group, Inc. (The)	382	18,768
Standard Motor Products, Inc.	318	16,660
Sturm Ruger & Co., Inc.	729	49,587
Terex Corp.	2,255	99,107
Textron, Inc.	9,100	702,520
Titan Machinery, Inc.(NON)	749	25,234
Toro Co. (The)	2,700	269,757
Toshiba Corp. (Japan)	1,300	53,460
Watts Water Technologies, Inc. Class A	95	18,446

		31,674,631
Communication services (1.2%)
ADTRAN, Inc.	1,207	27,556
American Tower Corp.(R)	7,216	2,110,681
AT&T, Inc.	25,000	615,000
Aviat Networks, Inc.(NON)	422	13,538
Cambium Networks Corp.(NON)	911	23,349
Charter Communications, Inc. Class A(NON)	1,594	1,039,240
Comcast Corp. Class A	40,976	2,062,322
EchoStar Corp. Class A(NON)	2,061	54,307
KDDI Corp. (Japan)	23,500	686,879
Koninklijke KPN NV (Netherlands)	95,913	298,108
Liberty Global PLC Class C (United Kingdom)(NON)	18,356	515,620
Liberty Latin America, Ltd. Class C (Chile)(NON)	2,793	31,840
Shenandoah Telecommunications Co.	866	22,083
SK Telecom Co., Ltd. (South Korea)	6,729	327,602
T-Mobile US, Inc.(NON)	4,252	493,147
Telstra Corp., Ltd. (Australia)	202,902	617,171
Verizon Communications, Inc.	66,932	3,477,787

		12,416,230
Communications equipment (—%)
Viavi Solutions, Inc.(NON)	1,160	20,439

		20,439
Computers (3.5%)
A10 Networks, Inc.	4,193	69,520
Agilysys, Inc.(NON)	320	14,227
Altair Engineering, Inc. Class A(NON)	256	19,794
Apple, Inc.	143,572	25,494,080
Avid Technology, Inc.(NON)	1,665	54,229
Brightcove, Inc.(NON)	1,270	12,979
Calix, Inc.(NON)	1,664	133,070
Cisco Systems, Inc./California	49,600	3,143,152
CommVault Systems, Inc.(NON)	1,296	89,320
CS Disco, Inc.(NON)	2,156	77,077
Digi International, Inc.(NON)	454	11,155
Dropbox, Inc. Class A(NON)	24,300	596,322
Extreme Networks, Inc.(NON)	6,570	103,149
Fortinet, Inc.(NON)	7,700	2,767,380
Fujitsu, Ltd. (Japan)	2,100	359,809
NetScout Systems, Inc.(NON)	612	20,245
OneSpan, Inc.(NON)	754	12,765
Qualys, Inc.(NON)	490	67,238
ServiceNow, Inc.(NON)	1,538	998,331
Snowflake, Inc. Class A(NON)	2,800	948,500
Sprout Social, Inc. Class A(NON)	1,200	108,828
Super Micro Computer, Inc.(NON)	436	19,162
Synopsys, Inc.(NON)	5,700	2,100,450
Tenable Holdings, Inc.(NON)	394	21,698
Xperi Holding Corp.	1,593	30,124

		37,272,604
Conglomerates (0.1%)
3M Co.	1,300	230,919
AMETEK, Inc.	7,100	1,043,984
General Electric Co.	2,221	209,818
SPX Corp.(NON)	544	32,466

		1,517,187
Consumer cyclicals (7.7%)
Abercrombie & Fitch Co. Class A(NON)	2,808	97,803
ABM Industries, Inc.	1,383	56,496
Allfunds Group PLC (United Kingdom)(NON)	19,117	376,442
Amadeus IT Holding SA Class A (Spain)(NON)	5,615	381,259
Amazon.com, Inc.(NON)	4,170	13,904,198
AMC Entertainment Holdings, Inc. Class A(NON)	287	7,806
Aramark	17,109	630,467
Aristocrat Leisure, Ltd. (Australia)	12,493	396,221
Arrowhead Pharmaceuticals, Inc.(NON)	1,948	129,152
Beazer Homes USA, Inc.(NON)	1,677	38,940
Benefit One, Inc. (Japan)	1,400	60,070
Berkeley Group Holdings PLC (The) (United Kingdom)	2,397	154,923
BJ's Wholesale Club Holdings, Inc.(NON)(S)	14,710	985,128
Block, Inc. Class A(NON)	826	133,407
Bluegreen Vacations Holding Corp.(NON)	403	14,145
BlueLinx Holdings, Inc.(NON)	435	41,656
Booking Holdings, Inc.(NON)	100	239,923
Brambles, Ltd. (Australia)	25,436	196,758
Brunswick Corp.	5,500	554,015
Caleres, Inc.	2,431	55,135
Carriage Services, Inc.	721	46,461
CBIZ, Inc.(NON)	619	24,215
CIE Generale Des Etablissements Michelin SCA (France)	5,357	879,163
CK Hutchison Holdings, Ltd. (Hong Kong)	27,500	177,458
Cornerstone Building Brands, Inc.(NON)	1,118	19,498
CRA International, Inc.	199	18,579
Crocs, Inc.(NON)	117	15,002
Daiwa House Industry Co., Ltd. (Japan)	11,900	342,247
Dillard's, Inc. Class A	395	96,783
DraftKings, Inc. Class A(NON)(S)	12,281	337,359
Entain PLC (United Kingdom)(NON)	26,660	607,321
Entravision Communications Corp. Class A	3,541	24,008
Ethan Allen Interiors, Inc.	766	20,138
Exponent, Inc.	150	17,510
FactSet Research Systems, Inc.	400	194,404
Flutter Entertainment PLC (Ireland)(NON)	3,820	608,058
Ford Motor Co.	183,200	3,805,064
Forrester Research, Inc.(NON)	326	19,146
GAN, Ltd. (United Kingdom)(NON)	1,923	17,672
Gartner, Inc.(NON)	5,000	1,671,600
General Motors Co.(NON)	24,242	1,421,308
GMS, Inc.(NON)	1,008	60,591
Golden Entertainment, Inc.(NON)	623	31,480
Goodyear Tire & Rubber Co. (The)(NON)	5,776	123,144
Group 1 Automotive, Inc.	90	17,570
Hermes International (France)	399	697,745
Hilton Worldwide Holdings, Inc.(NON)	5,561	867,460
Home Depot, Inc. (The)	2,351	975,689
Houghton Mifflin Harcourt Co.(NON)	4,447	71,597
ICF International, Inc.	180	18,459
iHeartMedia, Inc. Class A(NON)	4,779	100,550
Industria de Diseno Textil SA (Inditex) (Spain)	6,519	211,746
InterContinental Hotels Group PLC (United Kingdom)(NON)	7,259	469,753
International Game Technology PLC	4,064	117,490
Interpublic Group of Cos., Inc. (The)	14,500	543,025
JD Sports Fashion PLC (United Kingdom)	80,321	236,789
JELD-WEN Holding, Inc.(NON)	721	19,006
John Wiley & Sons, Inc. Class A	335	19,185
Kontoor Brands, Inc.	338	17,323
La Francaise des Jeux SAEM (France)	3,613	160,176
Laureate Education, Inc. Class A	4,347	53,207
Live Nation Entertainment, Inc.(NON)	5,719	684,507
LiveRamp Holdings, Inc.(NON)	1,647	78,974
Lululemon Athletica, Inc. (Canada)(NON)	2,148	840,835
LVMH Moet Hennessy Louis Vuitton SA (France)	1,213	1,003,987
Macy's, Inc.	5,185	135,743
MarineMax, Inc.(NON)	344	20,310
Marriott International, Inc./MD Class A(NON)	10,400	1,718,496
Masonite International Corp.(NON)	163	19,226
Mastercard, Inc. Class A	5,362	1,926,674
MasterCraft Boat Holdings, Inc.(NON)	517	14,647
Medifast, Inc.	91	19,058
Moncler SpA (Italy)	4,987	363,486
Movado Group, Inc.	450	18,824
New York Times Co. Class A	5,000	241,500
Nike, Inc. Class B	8,122	1,353,694
Nintendo Co., Ltd. (Japan)	1,500	699,657
Nitori Holdings Co., Ltd. (Japan)	2,600	388,827
O'Reilly Automotive, Inc.(NON)	5,913	4,175,938
OPAP SA (Greece)	28,325	402,133
Oxford Industries, Inc.	181	18,375
Pandora A/S (Denmark)	3,592	448,392
PayPal Holdings, Inc.(NON)	12,548	2,366,302
Pitney Bowes, Inc.	8,901	59,014
Porsche Automobil Holding SE (Preference) (Germany)	4,923	467,667
PROG Holdings, Inc.(NON)	427	19,262
Publicis Groupe SA (France)	9,073	611,513
PulteGroup, Inc.	20,651	1,180,411
QuinStreet, Inc.(NON)	1,780	32,378
Quotient Technology, Inc.(NON)	2,593	19,240
RE/MAX Holdings, Inc. Class A	427	13,019
Red Rock Resorts, Inc. Class A	2,242	123,332
Ross Stores, Inc.	2,500	285,700
Ryohin Keikaku Co., Ltd. (Japan)	5,500	83,874
Scholastic Corp.	376	15,025
SGS SA (Switzerland)	132	441,400
Signet Jewelers, Ltd.	1,327	115,489
Skyline Champion Corp.(NON)	1,387	109,545
Smith & Wesson Brands, Inc.	4,569	81,328
Sofina SA (Belgium)	192	94,432
Sonos, Inc.(NON)	3,683	109,753
Sony Group Corp. (Japan)	17,800	2,250,085
Stellantis NV (Italy)	35,704	677,944
Steven Madden, Ltd.	389	18,077
Tapestry, Inc.	29,200	1,185,520
Target Corp.	19,312	4,469,569
Tesla, Inc.(NON)	3,843	4,061,206
Thomson Reuters Corp. (Canada)	5,342	638,827
Tilly's, Inc. Class A	1,193	19,219
TJX Cos., Inc. (The)	33,705	2,558,884
Toyota Motor Corp. (Japan)	5,200	95,991
TRI Pointe Homes, Inc.(NON)	3,879	108,185
United Rentals, Inc.(NON)	2,015	669,564
Universal Music Group NV (Netherlands)	43,554	1,228,746
Vectrus, Inc.(NON)	243	11,122
Vera Bradley, Inc.(NON)	1,063	9,046
Vista Outdoor, Inc.(NON)	2,573	118,538
Visteon Corp.(NON)	957	106,361
Volkswagen AG (Preference) (Germany)	609	123,055
Volvo AB (Sweden)	22,389	519,450
Walmart, Inc.	42,204	6,106,497
Walt Disney Co. (The)(NON)	3,077	476,597
Wesfarmers, Ltd. (Australia)	16,930	730,522
World Fuel Services Corp.	1,764	46,693
Wyndham Hotels & Resorts, Inc.	3,700	331,705
Yamaha Motor Co., Ltd. (Japan)	24,500	587,707

		81,580,000
Consumer staples (3.4%)
ACCO Brands Corp.	1,942	16,041
Airbnb, Inc. Class A(NON)	3,612	601,362
Asahi Group Holdings, Ltd. (Japan)	10,000	388,089
Bloomin' Brands, Inc.(NON)	962	20,183
Cargurus, Inc.(NON)	2,903	97,657
Carlsberg A/S Class B (Denmark)	1,181	204,215
Cars.com, Inc.(NON)	1,957	31,488
ChannelAdvisor Corp.(NON)	679	16,758
Chipotle Mexican Grill, Inc.(NON)	403	704,545
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	1	134,109
Coca-Cola Co. (The)	40,500	2,398,005
Coca-Cola Europacific Partners PLC (United Kingdom)	12,231	684,080
Coca-Cola HBC AG (Switzerland)	21,836	755,159
Coles Group, Ltd. (Australia)	40,037	522,686
Colgate-Palmolive Co.	29,000	2,474,860
Copart, Inc.(NON)	7,700	1,167,474
CoreCivic, Inc.(NON)	3,768	37,567
Costco Wholesale Corp.	660	374,682
Darden Restaurants, Inc.	5,600	843,584
Diageo PLC (United Kingdom)	34,938	1,908,638
Edgewell Personal Care Co.	430	19,655
Estee Lauder Cos., Inc. (The) Class A	2,596	961,039
Ferguson PLC (United Kingdom)	4,215	747,668
G-III Apparel Group, Ltd.(NON)	648	17,911
Heidrick & Struggles International, Inc.	558	24,401
Herc Holdings, Inc.	108	16,907
Hostess Brands, Inc.(NON)	2,474	50,519
Imperial Brands PLC (United Kingdom)	22,413	490,399
Ingles Markets, Inc. Class A	392	33,845
Inter Parfums, Inc.	375	40,088
ITOCHU Corp. (Japan)	8,300	253,871
Itron, Inc.(NON)	1,650	113,058
Jeronimo Martins SGPS SA (Portugal)	25,247	577,748
John B. Sanfilippo & Son, Inc.	121	10,909
Keurig Dr Pepper, Inc.	22,374	824,706
Kforce, Inc.	534	40,167
Koninklijke Ahold Delhaize NV (Netherlands)	19,365	664,388
Korn Ferry	1,079	81,713
L'Oreal SA (France)	1,999	948,920
ManpowerGroup, Inc.	3,200	311,456
McDonald's Corp.	8,800	2,359,016
National Beverage Corp.	361	16,364
Nestle SA (Switzerland)	5,906	826,010
Netflix, Inc.(NON)	786	473,518
Nissin Food Products Co., Ltd. (Japan)	1,200	87,408
PepsiCo, Inc.	8,388	1,457,079
Perdoceo Education Corp.(NON)	2,674	31,446
Philip Morris International, Inc.	34,800	3,306,000
Primo Water Corp.	3,869	68,210
Procter & Gamble Co. (The)	23,974	3,921,667
Resideo Technologies, Inc.(NON)	683	17,778
Resources Connection, Inc.	603	10,758
Sally Beauty Holdings, Inc.(NON)	5,011	92,503
Simply Good Foods Co. (The)(NON)	1,556	64,683
Starbucks Corp.	8,600	1,005,942
Swedish Match AB (Sweden)	33,602	267,813
TriNet Group, Inc.(NON)	1,087	103,548
TrueCar, Inc.(NON)	2,922	9,935
Tyson Foods, Inc. Class A	3,600	313,776
Uber Technologies, Inc.(NON)	28,647	1,201,169
Unilever PLC (United Kingdom)	2,429	129,719
United Natural Foods, Inc.(NON)	1,950	95,706
Universal Corp./VA	372	20,430
USANA Health Sciences, Inc.(NON)	184	18,621
Vector Group, Ltd.	4,345	49,881
Veritiv Corp.(NON)	525	64,349
Yakult Honsha Co., Ltd. (Japan)	4,400	229,205
ZOZO, Inc. (Japan)	12,600	392,339

		36,245,423
Electronics (2.7%)
Advanced Micro Devices, Inc.(NON)	6,668	959,525
Agilent Technologies, Inc.	800	127,720
Alpha & Omega Semiconductor, Ltd.(NON)	1,859	112,581
Ambarella, Inc.(NON)	95	19,275
Brother Industries, Ltd. (Japan)	7,700	148,027
CEVA, Inc.(NON)	575	24,863
Cirrus Logic, Inc.(NON)	3,300	303,666
Garmin, Ltd.	7,300	994,041
Hoya Corp. (Japan)	10,400	1,542,055
Intel Corp.	4,600	236,900
Knowles Corp.(NON)	2,963	69,186
MACOM Technology Solutions Holdings, Inc.(NON)	1,464	114,631
Marvell Technology, Inc.	12,071	1,056,092
MinebeaMitsumi, Inc. (Japan)	24,300	689,868
National Instruments Corp.	6,700	292,589
nVent Electric PLC (United Kingdom)	4,600	174,800
NVIDIA Corp.	38,638	11,363,822
NXP Semiconductors NV	2,427	552,822
Omron Corp. (Japan)	3,200	318,855
Qualcomm, Inc.	35,540	6,499,200
Samsung Electronics Co., Ltd. (Preference) (South Korea)	11,254	673,626
Sanmina Corp.(NON)	484	20,067
Semtech Corp.(NON)	1,333	118,544
Shimadzu Corp. (Japan)	9,300	392,577
Synaptics, Inc.(NON)	425	123,042
Texas Instruments, Inc.	2,756	519,423
Thales SA (France)	8,141	693,286
Vishay Intertechnology, Inc.	893	19,530
Vontier Corp.	16,111	495,091

		28,655,704
Energy (1.3%)
Antero Resources Corp.(NON)	7,098	124,215
BP PLC (United Kingdom)	128,470	574,708
California Resources Corp.	2,413	103,059
Chevron Corp.	10,400	1,220,440
ConocoPhillips	17,533	1,265,532
CONSOL Energy, Inc.(NON)	874	19,849
DCC PLC (Ireland)	1,376	112,680
Denbury, Inc.(NON)	1,011	77,432
Enterprise Products Partners LP	19,539	429,076
EOG Resources, Inc.	2,853	253,432
Equinor ASA (Norway)	24,443	654,752
Exxon Mobil Corp.	34,175	2,091,168
Golar LNG, Ltd. (Norway)(NON)	1,609	19,936
Halliburton Co.	23,400	535,158
Marathon Petroleum Corp.	14,500	927,855
MWO Holdings, LLC (Units)(F)	42	107
NOW, Inc.(NON)	8,022	68,508
Oasis Petroleum, Inc.	2,451	308,802
Oceaneering International, Inc.(NON)	4,193	47,423
Ovintiv, Inc.	4,222	142,281
Reliance Industries, Ltd. 144A (India)	9,813	627,541
Royal Dutch Shell PLC Class A (Amsterdam Exchange) (United Kingdom)	40,546	891,381
Royal Dutch Shell PLC Class B (United Kingdom)	82,862	1,819,649
Schlumberger, Ltd.	4,600	137,770
SM Energy Co.	3,732	110,019
SunCoke Energy, Inc.	3,278	21,602
Targa Resources Corp.	12,700	663,448
Valero Energy Corp.	12,119	910,258
Warrior Met Coal, Inc.	830	21,339

		14,179,420
Financials (6.9%)
3i Group PLC (United Kingdom)	18,928	371,234
Aflac, Inc.	11,200	653,968
AIA Group, Ltd. (Hong Kong)	54,200	546,413
Alexander & Baldwin, Inc.(R)	1,137	28,527
Allianz SE (Germany)	3,728	881,334
Allstate Corp. (The)	5,600	658,840
Ally Financial, Inc.	25,500	1,214,055
American Equity Investment Life Holding Co.	1,686	65,619
American International Group, Inc.	14,021	797,234
Ameriprise Financial, Inc.	5,400	1,628,964
Ameris Bancorp	371	18,431
AMERISAFE, Inc.	345	18,571
Apollo Global Management, Inc.	9,550	691,707
Apple Hospitality REIT, Inc.(R)	2,362	38,146
Argo Group International Holdings, Ltd. (Bermuda)	523	30,392
Armada Hoffler Properties, Inc.(R)	979	14,900
Associated Banc-Corp.	822	18,569
Assured Guaranty, Ltd.	17,130	859,926
Athene Holding, Ltd. Class A(NON)	10,700	891,631
Atlantic Union Bankshares Corp.	939	35,015
AvalonBay Communities, Inc.(R)	1,100	277,849
Aviva PLC (United Kingdom)	77,252	429,132
AXA SA (France)	43,490	1,296,507
Banco Bilbao Vizcaya Argenta (Spain)	102,852	614,759
Banco Latinoamericano de Comercio Exterior SA (Panama)	624	10,358
Bank Leumi Le-Israel BM (Israel)	54,485	586,218
Bank of America Corp.	57,940	2,577,751
Bank of Ireland Group PLC (Ireland)(NON)	107,519	610,338
Banner Corp.	456	27,666
BGC Partners, Inc. Class A	11,734	54,563
Blucora, Inc.(NON)	1,114	19,294
BNP Paribas SA (France)	9,551	660,801
BOC Hong Kong Holdings, Ltd. (Hong Kong)	76,500	250,719
Boston Properties, Inc.(R)	6,258	720,796
BrightSpire Capital, Inc.(R)	1,695	17,391
Brixmor Property Group, Inc.(R)	11,000	279,510
Brookline Bancorp, Inc.	1,176	19,039
Byline Bancorp, Inc.	382	10,448
Capital One Financial Corp.	6,297	913,632
Cathay General Bancorp	1,325	56,962
CBRE Group, Inc. Class A(NON)	11,300	1,226,163
CBTX, Inc.	370	10,730
Central Pacific Financial Corp.	599	16,874
CIT Group, Inc.	1,979	101,602
Citigroup, Inc.	96,795	5,845,450
City Office REIT, Inc. (Canada)(R)	1,195	23,565
CK Asset Holdings, Ltd. (Hong Kong)	75,116	473,695
CNO Financial Group, Inc.	3,474	82,820
ConnectOne Bancorp, Inc.	429	14,033
Corporate Office Properties Trust(R)	672	18,796
Cowen, Inc. Class A	520	18,772
CubeSmart(R)	15,600	887,796
Cushman & Wakefield PLC(NON)	4,446	98,879
Customers Bancorp, Inc.(NON)	1,580	103,285
CVB Financial Corp.	2,025	43,355
Dai-ichi Life Holdings, Inc. (Japan)	16,100	325,272
DBS Group Holdings, Ltd. (Singapore)	29,200	706,968
Deutsche Boerse AG (Germany)	4,963	831,170
Dexus Property Group (Australia)(R)	23,211	187,839
Discover Financial Services	1,100	127,116
Eagle Bancorp, Inc.	324	18,902
East West Bancorp, Inc.	6,200	487,816
EastGroup Properties, Inc.(R)	656	149,470
Employers Holdings, Inc.	462	19,118
Enova International, Inc.(NON)	1,244	50,954
Enstar Group, Ltd.(NON)	158	39,119
Enterprise Financial Services Corp.	720	33,905
Equitable Holdings, Inc.	23,700	777,123
Equity Lifestyle Properties, Inc.(R)	3,200	280,512
Essent Group, Ltd.	2,527	115,054
Essential Properties Realty Trust, Inc.(R)	3,118	89,892
Fidelity National Financial, Inc.	11,500	600,070
First BanCorp/Puerto Rico (Puerto Rico)	7,202	99,244
First Busey Corp.	773	20,964
First Commonwealth Financial Corp.	1,200	19,308
First Financial Corp./IN	230	10,417
First Foundation, Inc.	554	13,772
First Industrial Realty Trust, Inc.(R)	6,700	443,540
Flushing Financial Corp.	423	10,279
Four Corners Property Trust, Inc.(R)	658	19,352
Franklin Street Properties Corp.(R)	2,598	15,458
Fulton Financial Corp.	3,261	55,437
Gaming and Leisure Properties, Inc.(R)	27,334	1,330,073
Genworth Financial, Inc. Class A(NON)	13,093	53,027
Gjensidige Forsikring ASA (Norway)	3,836	93,215
Goldman Sachs Group, Inc. (The)	15,325	5,862,579
Goodman Group (Australia)(R)	36,286	700,692
Granite Point Mortgage Trust, Inc.(R)	1,521	17,811
Hana Financial Group, Inc. (South Korea)	10,302	362,787
Hancock Whitney Corp.	1,501	75,080
Hanmi Financial Corp.	632	14,966
Heartland Financial USA, Inc.	621	31,429
Hilltop Holdings, Inc.	1,526	53,624
HomeStreet, Inc.	704	36,608
Hope Bancorp, Inc.	2,933	43,144
Horace Mann Educators Corp.	642	24,845
Horizon Bancorp, Inc./IN	605	12,614
Iida Group Holdings Co., Ltd. (Japan)	6,400	148,483
Independent Bank Corp./MI	354	8,450
Industrial Logistics Properties Trust(R)	2,454	61,473
International Bancshares Corp.	431	18,270
Investor AB Class B (Sweden)	24,981	629,626
Invitation Homes, Inc.(R)	6,200	281,108
Israel Discount Bank, Ltd. Class A (Israel)	43,231	291,178
Jones Lang LaSalle, Inc.(NON)	2,400	646,416
JPMorgan Chase & Co.	55,131	8,729,994
Kennedy-Wilson Holdings, Inc.	1,635	39,044
KeyCorp	16,293	376,857
Lamar Advertising Co. Class A(R)	3,700	448,810
LendingClub Corp.(NON)	3,617	87,459
Life Storage, Inc.(R)	4,300	658,674
Link REIT (The) (Hong Kong)(R)	5,500	48,452
LPL Financial Holdings, Inc.	3,200	512,288
Meta Financial Group, Inc.	953	56,856
MetLife, Inc.	40,900	2,555,841
MFA Financial, Inc.(R)	13,640	62,198
Mitsubishi UFJ Financial Group, Inc. (Japan)	128,600	698,677
Mizrahi Tefahot Bank, Ltd. (Israel)	1,305	50,371
Moelis & Co. Class A	301	18,816
Morgan Stanley	6,800	667,488
Mr. Cooper Group, Inc.(NON)	2,562	106,605
National Bank Holdings Corp. Class A	603	26,496
National Health Investors, Inc.(R)	333	19,138
National Storage Affiliates Trust(R)	1,763	122,000
Navient Corp.	5,222	110,811
NBT Bancorp, Inc.	492	18,952
Network International Holdings PLC (United Arab Emirates)(NON)	101,463	401,294
New York Mortgage Trust, Inc.(R)	4,836	17,990
Nicolet Bankshares, Inc.(NON)	107	9,175
NN Group NV (Netherlands)	1,184	64,178
OceanFirst Financial Corp.	962	21,356
OFG Bancorp (Puerto Rico)	1,084	28,791
OneMain Holdings, Inc.	9,500	475,380
Oportun Financial Corp.(NON)	482	9,761
Orion Office REIT, Inc.(NON)	11,400	212,838
Outfront Media, Inc.(R)	3,944	105,778
Partners Group Holding AG (Switzerland)	406	673,919
PennyMac Financial Services, Inc.	1,471	102,646
Peoples Bancorp, Inc.	324	10,306
Piedmont Office Realty Trust, Inc. Class A(R)	3,307	60,783
Piper Sandler Cos.	305	54,446
PNC Financial Services Group, Inc. (The)	5,338	1,070,376
Preferred Bank	275	19,742
ProAssurance Corp.	878	22,213
Prudential PLC (United Kingdom)	24,702	426,134
PS Business Parks, Inc.(R)	347	63,907
Public Storage(R)	800	299,648
QCR Holdings, Inc.	222	12,432
Radian Group, Inc.	5,106	107,890
Realogy Holdings Corp.(NON)	4,681	78,688
Redwood Trust, Inc.(R)	3,891	51,322
Reinsurance Group of America, Inc.	1,500	164,235
Retail Opportunity Investments Corp.(R)	3,991	78,224
RMR Group, Inc. (The) Class A	364	12,624
RPT Realty(R)	2,303	30,814
S&T Bancorp, Inc.	330	10,402
Safety Insurance Group, Inc.	260	22,108
Sberbank of Russia PJSC ADR (Russia)	20,256	325,109
Sculptor Capital Management, Inc.	968	20,667
SEI Investments Co.	3,400	207,196
Selective Insurance Group, Inc.	234	19,174
Simon Property Group, Inc.(R)	1,200	191,724
SITE Centers Corp.(R)	1,171	18,537
Skandinaviska Enskilda Banken AB (Sweden)	27,919	388,837
SLM Corp.	26,400	519,288
Spirit of Texas Bancshares, Inc.	353	10,159
State Street Corp.	5,810	540,330
Stewart Information Services Corp.	694	55,333
Sumitomo Mitsui Financial Group, Inc. (Japan)	19,593	669,715
Sumitomo Realty & Development Co., Ltd. (Japan)	2,800	82,356
Sunstone Hotel Investors, Inc.(NON)(R)	8,987	105,418
SVB Financial Group(NON)	700	474,768
Synchrony Financial	27,600	1,280,364
Terreno Realty Corp.(R)	237	20,214
TPG RE Finance Trust, Inc.(R)	819	10,090
Two Harbors Investment Corp.(R)	3,057	17,639
UBS Group AG (Switzerland)	41,775	752,794
UMB Financial Corp.	734	77,885
UniCredit SpA (Italy)	27,527	424,462
United Overseas Bank, Ltd. (Singapore)	27,900	557,155
Unum Group	11,400	280,098
Urban Edge Properties(R)	1,027	19,513
Valley National Bancorp	1,314	18,068
Virtus Investment Partners, Inc.	225	66,848
Visa, Inc. Class A	7,635	1,654,581
W.R. Berkley Corp.	5,200	428,428
Washington Federal, Inc.	1,165	38,888
WesBanco, Inc.	1,079	37,754
Zurich Insurance Group AG (Switzerland)	444	195,103

		73,852,315
Government (—%)
Poste Italiane SpA (Italy)	8,084	106,210

		106,210
Health care (6.2%)
10x Genomics, Inc. Class A(NON)	5,400	804,384
2seventy bio, Inc.(NON)	720	18,454
Abbott Laboratories	27,400	3,856,276
AbbVie, Inc.	19,372	2,622,969
Abcam PLC (United Kingdom)(NON)	13,794	323,566
Accuray, Inc.(NON)	5,097	24,313
Agenus, Inc.(NON)	21,166	68,155
Alector, Inc.(NON)	2,295	47,392
Align Technology, Inc.(NON)	4,000	2,628,720
Alkermes PLC(NON)	3,168	73,688
Allscripts Healthcare Solutions, Inc.(NON)	1,104	20,369
AmerisourceBergen Corp.	5,800	770,762
Amgen, Inc.	1,000	224,970
AMN Healthcare Services, Inc.(NON)	1,078	131,872
AnaptysBio, Inc.(NON)	607	21,093
Anavex Life Sciences Corp.(NON)	1,034	17,930
AngioDynamics, Inc.(NON)	719	19,830
Anthem, Inc.	3,316	1,537,099
Arbutus Biopharma Corp.(NON)	5,576	21,691
Arena Pharmaceuticals, Inc.(NON)	371	34,481
Arvinas, Inc.(NON)	109	8,953
AstraZeneca PLC (United Kingdom)	7,568	888,945
AstraZeneca PLC ADR (United Kingdom)	18,374	1,070,286
AtriCure, Inc.(NON)	459	31,914
Avanos Medical, Inc.(NON)	605	20,975
Bio-Techne Corp.	600	310,404
BioCryst Pharmaceuticals, Inc.(NON)	1,665	23,060
Biogen, Inc.(NON)	5,300	1,271,576
Bluebird Bio, Inc.(NON)	7,853	78,451
Boston Scientific Corp.(NON)	5,600	237,888
Bristol-Myers Squibb Co.	79,700	4,969,295
Brookdale Senior Living, Inc.(NON)	3,129	16,146
Cara Therapeutics, Inc.(NON)	3,237	39,427
Cerevel Therapeutics Holdings, Inc.(NON)	595	19,290
Chimerix, Inc.(NON)	3,077	19,785
Chinook Therapeutics, Inc.(NON)	1,176	19,181
Computer Programs and Systems, Inc.(NON)	619	18,137
Crinetics Pharmaceuticals, Inc.(NON)	1,007	28,609
Danaher Corp.	6,095	2,005,316
DexCom, Inc.(NON)	1,293	694,276
Eagle Pharmaceuticals, Inc./DE(NON)	354	18,026
Edwards Lifesciences Corp.(NON)	15,000	1,943,250
Eli Lilly and Co.	3,470	958,483
Enanta Pharmaceuticals, Inc.(NON)	1,047	78,295
FibroGen, Inc.(NON)	4,519	63,718
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	4,318	96,832
Fulgent Genetics, Inc.(NON)	1,186	119,300
Getinge AB Class B (Sweden)	6,543	286,087
Glaukos Corp.(NON)	449	19,954
GlaxoSmithKline PLC (United Kingdom)	25,310	550,395
Gritstone bio, Inc.(NON)	1,738	22,351
HCA Healthcare, Inc.	5,307	1,363,474
ICON PLC (Ireland)(NON)	1,903	589,359
IDEXX Laboratories, Inc.(NON)	1,072	705,869
IGM Biosciences, Inc.(NON)	371	10,881
ImmunityBio, Inc.(NON)	3,272	19,894
ImmunoGen, Inc.(NON)	8,349	61,950
Inari Medical, Inc.(NON)	232	21,175
Incyte Corp.(NON)	16,000	1,174,400
Inogen, Inc.(NON)	588	19,992
Inspire Medical Systems, Inc.(NON)	574	132,054
Integer Holdings Corp.(NON)	222	19,001
Intercept Pharmaceuticals, Inc.(NON)	1,150	18,734
Ipsen SA (France)	1,202	110,162
IQVIA Holdings, Inc.(NON)	8,747	2,467,879
iTeos Therapeutics, Inc.(NON)	1,543	71,842
IVERIC bio, Inc.(NON)	4,188	70,023
Johnson & Johnson	7,666	1,311,423
Jounce Therapeutics, Inc.(NON)	2,005	16,742
Laboratory Corp. of America Holdings(NON)	1,500	471,315
LivaNova PLC (United Kingdom)(NON)	232	20,284
Lonza Group AG (Switzerland)	1,838	1,536,239
MacroGenics, Inc.(NON)	1,360	21,828
McKesson Corp.	14,239	3,539,388
Medpace Holdings, Inc.(NON)	90	19,588
Medtronic PLC	14,200	1,468,990
Merck & Co., Inc.	52,311	4,009,115
Merck KGaA (Germany)	5,793	1,497,140
Meridian Bioscience, Inc.(NON)	952	19,421
Moderna, Inc.(NON)	5,600	1,422,288
ModivCare, Inc.(NON)	134	19,871
Molina Healthcare, Inc.(NON)	2,400	763,392
Natus Medical, Inc.(NON)	532	12,624
NextGen Healthcare, Inc.(NON)	1,409	25,066
NGM Biopharmaceuticals, Inc.(NON)	1,020	18,064
Novartis AG (Switzerland)	13,555	1,194,244
Novo Nordisk A/S Class B (Denmark)	10,464	1,177,431
Option Care Health, Inc.(NON)	3,029	86,145
Ortho Clinical Diagnostics Holdings PLC(NON)	2,710	57,967
Orthofix Medical, Inc. (Netherlands)(NON)	465	14,457
Oxford Nanopore Technologies PLC (United Kingdom)(NON)	26,745	252,681
Precision BioSciences, Inc.(NON)	2,003	14,822
Protagonist Therapeutics, Inc.(NON)	567	19,391
Prothena Corp. PLC (Ireland)(NON)	422	20,847
Radius Health, Inc.(NON)	2,229	15,425
RAPT Therapeutics, Inc.(NON)	771	28,319
Regeneron Pharmaceuticals, Inc.(NON)	3,358	2,120,644
Relay Therapeutics, Inc.(NON)	2,441	74,963
Roche Holding AG (Switzerland)	3,736	1,554,343
Sabra Health Care REIT, Inc.(R)	1,376	18,631
Sanofi (France)	6,307	636,050
Sartorius Stedim Biotech (France)	580	318,543
Select Medical Holdings Corp.	2,736	80,438
Seres Therapeutics, Inc.(NON)	7,639	63,633
Service Corp. International	3,900	276,861
Shockwave Medical, Inc.(NON)	466	83,102
Sonic Healthcare, Ltd. (Australia)	16,991	577,151
STAAR Surgical Co.(NON)	1,243	113,486
Surmodics, Inc.(NON)	276	13,289
Tenet Healthcare Corp.(NON)	1,851	151,208
Thermo Fisher Scientific, Inc.	2,066	1,378,518
Tivity Health, Inc.(NON)	897	23,717
Travere Therapeutics, Inc.(NON)	2,011	62,421
UnitedHealth Group, Inc.	2,719	1,365,319
Vanda Pharmaceuticals, Inc.(NON)	1,549	24,304
Vertex Pharmaceuticals, Inc.(NON)	10,700	2,349,720
Veru, Inc.(NON)	3,012	17,741
Vir Biotechnology, Inc.(NON)	2,640	110,537
Xencor, Inc.(NON)	958	38,435
Zentalis Pharmaceuticals, Inc.(NON)	1,102	92,634

		66,673,503
Semiconductor (0.4%)
Applied Materials, Inc.	6,800	1,070,048
ASML Holding NV (Netherlands)	1,298	1,044,342
Axcelis Technologies, Inc.(NON)	1,565	116,686
MaxLinear, Inc. Class A(NON)	1,754	132,234
Renesas Electronics Corp. (Japan)(NON)	49,200	604,137
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	31,000	686,425
Tokyo Electron, Ltd. (Japan)	700	400,719

		4,054,591
Software (4.1%)
Adobe, Inc.(NON)	9,201	5,217,519
American Software, Inc./GA Class A	809	21,172
Atlassian Corp PLC Class A (Australia)(NON)	4,500	1,715,805
Benefitfocus, Inc.(NON)	975	10,394
Blackbaud, Inc.(NON)	249	19,666
Cadence Design Systems, Inc.(NON)	17,862	3,328,584
Domo, Inc. Class B(NON)	1,832	90,867
Donnelley Financial Solutions, Inc.(NON)	1,250	58,925
Electronic Arts, Inc.	1,800	237,420
Intapp, Inc.(NON)	738	18,568
Intuit, Inc.	9,965	6,409,687
Manhattan Associates, Inc.(NON)	2,700	419,823
Microsoft Corp.	65,008	21,863,405
Oracle Corp.	9,417	821,257
Oracle Corp. (Japan)	7,300	554,229
Progress Software Corp.	384	18,536
Sage Group PLC (The) (United Kingdom)	39,666	457,760
Square Enix Holdings Co., Ltd. (Japan)	6,700	343,682
Tata Consultancy Services, Ltd. (India)	13,025	655,122
Veeva Systems, Inc. Class A(NON)	6,700	1,711,716
Verint Systems, Inc.(NON)	390	20,479
Workday, Inc. Class A(NON)	1,100	300,498

		44,295,114
Technology (—%)
SoftBank Group Corp. (Japan)	8,200	387,445

		387,445
Technology services (3.9%)
Accenture PLC Class A	18,122	7,512,475
Alphabet, Inc. Class A(NON)	4,771	13,821,778
Alphabet, Inc. Class C(NON)	1,534	4,438,767
Bottomline Technologies (de), Inc.(NON)	1,357	76,630
Capgemini SE (France)	4,984	1,222,808
CSG Systems International, Inc.	687	39,585
DocuSign, Inc.(NON)	8,635	1,315,197
Fidelity National Information Services, Inc.	18,279	1,995,153
HealthStream, Inc.(NON)	336	8,857
Ziff Davis, Inc.(NON)	170	18,846
Kyndryl Holdings, Inc.(NON)	360	6,516
Meta Platforms, Inc. Class A(NON)	13,179	4,432,757
Mimecast, Ltd.(NON)	1,544	122,856
Nomura Research Institute, Ltd. (Japan)	13,200	562,128
Palo Alto Networks, Inc.(NON)	2,128	1,184,785
Pinterest, Inc. Class A(NON)	46,500	1,690,275
Roku, Inc.(NON)	6,300	1,437,660
Salesforce.com, Inc.(NON)	3,986	1,012,962
SCSK Corp. (Japan)	5,100	101,498
Yandex NV Class A (Russia)(NON)	2,969	179,625
Zebra Technologies Corp. Class A(NON)	1,700	1,011,840

		42,192,998
Transportation (1.0%)
A. P. Moeller-Maersck A/S Class B (Denmark)	58	208,219
ArcBest Corp.	1,006	120,569
Arlo Technologies, Inc.(NON)	2,265	23,760
Covenant Logistics Group, Inc.(NON)	595	15,726
CSX Corp.	61,300	2,304,880
Deutsche Post AG (Germany)	23,960	1,542,324
Dorian LPG, Ltd.	1,529	19,403
Genco Shipping & Trading, Ltd.	2,897	46,352
Hub Group, Inc. Class A(NON)	725	61,074
Matson, Inc.	1,112	100,113
Nippon Yusen KK (Japan)	7,400	563,630
Ryder System, Inc.	3,500	288,505
Safe Bulkers, Inc. (Monaco)(NON)	5,083	19,163
Saia, Inc.(NON)	434	146,271
SFL Corp., Ltd. (Norway)	4,482	36,528
Southwest Airlines Co.(NON)	21,707	929,928
Teekay Corp. (Bermuda)(NON)	3,212	10,086
Union Pacific Corp.	13,452	3,388,963
United Parcel Service, Inc. Class B	2,300	492,982
Yamato Holdings Co., Ltd. (Japan)	9,100	213,400

		10,531,876
Utilities and power (1.4%)
AES Corp. (The)	42,800	1,040,040
ALLETE, Inc.	1,021	67,743
Ameren Corp.	5,323	473,800
American Electric Power Co., Inc.	25,730	2,289,198
Avista Corp.	1,334	56,682
Black Hills Corp.	1,079	76,145
California Water Service Group	929	66,758
CLP Holdings, Ltd. (Hong Kong)	38,000	383,780
E.ON SE (Germany)	10,929	151,701
Electricite De France SA (France)	22,791	268,038
Energias de Portugal (EDP) SA (Portugal)	67,995	374,056
Exelon Corp.	61,145	3,531,735
FirstEnergy Corp.	6,500	270,335
Fortum OYJ (Finland)	20,468	628,943
Kinder Morgan, Inc.	41,500	658,190
Northwest Natural Holding Co.	808	39,414
NRG Energy, Inc.	26,194	1,128,438
Osaka Gas Co., Ltd. (Japan)	9,300	153,999
Otter Tail Corp.	428	30,568
PNM Resources, Inc.	2,404	109,646
Portland General Electric Co.	1,575	83,349
Public Service Enterprise Group, Inc.	3,900	260,247
SJW Group	475	34,770
Southern Co. (The)	27,300	1,872,234
SSE PLC (United Kingdom)	30,075	671,275
Suez SA (France)	6,475	146,035
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	2,297	2,986
Tokyo Gas Co., Ltd. (Japan)	27,900	501,481
Unitil Corp.	279	12,831

		15,384,417

Total common stocks (cost $348,440,255)		$522,971,257

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (26.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.2%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$469,249	$502,995
5.00%, 5/20/49	17,671	19,333
4.70%, with due dates from 5/20/67 to 8/20/67	145,342	156,833
4.652%, 6/20/67	64,823	69,943
4.50%, 5/20/49	22,780	24,706
4.484%, 3/20/67	79,289	85,844
3.00%, TBA, 1/1/52	21,000,000	21,739,202
3.00%, TBA, 12/1/51	5,000,000	5,183,032
3.00%, 4/20/51(FWC)	286,707	296,561
3.00%, 2/20/51(FWC)	55,179	57,092
3.00%, with due dates from 8/20/49 to 12/20/50	27,031,082	27,976,541

		56,112,082
U.S. Government Agency Mortgage Obligations (20.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	174,353	189,672
3.00%, with due dates from 2/1/47 to 1/1/48	9,898,352	10,316,448
2.50%, with due dates from 5/1/51 to 8/1/51	3,927,275	4,026,234
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	488,001	536,938
4.00%, with due dates from 6/1/48 to 4/1/49	7,653,810	8,146,989
3.50%, 6/1/56	527,079	569,754
3.00%, with due dates from 4/1/46 to 11/1/48	10,050,891	10,522,952
2.50%, with due dates from 7/1/50 to 8/1/51	28,486,736	29,128,478
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/52	8,000,000	8,642,457
4.50%, TBA, 1/1/52	1,000,000	1,071,875
4.00%, TBA, 1/1/52	4,000,000	4,254,844
3.50%, TBA, 2/1/52	16,000,000	16,828,754
3.50%, TBA, 1/1/52	30,000,000	31,593,756
2.50%, TBA, 2/1/52	31,000,000	31,575,211
2.50%, TBA, 1/1/52	31,000,000	31,653,920
2.50%, TBA, 1/1/37	34,000,000	35,174,071

		224,232,353

Total U.S. government and agency mortgage obligations (cost $279,943,032)		$280,344,435

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 1.875%, 2/15/41(i)	$83,000	$82,993
U.S. Treasury Notes
2.75%, 2/15/24(i)	104,000	109,390
0.50%, 3/15/23(i)	10,000	10,017

Total U.S. treasury obligations (cost $202,400)		$202,400

CORPORATE BONDS AND NOTES (23.1%)(a)
		Principal amount	Value
Basic materials (1.0%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$120,000	$165,300
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		35,000	36,239
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	39,979
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		84,000	90,825
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		75,000	79,125
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		50,000	51,760
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		65,000	68,575
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		105,000	105,266
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		255,000	248,804
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		879,000	1,056,998
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29		75,000	68,734
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		155,000	164,119
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		40,000	40,850
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		45,000	44,775
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		200,000	207,750
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		50,000	53,625
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		115,000	120,606
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		65,000	81,711
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		215,000	220,375
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		744,000	720,507
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		65,000	65,696
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		65,000	64,513
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		40,000	39,950
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		25,000	26,510
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		200,000	202,806
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		266,000	294,032
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		85,000	83,088
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		65,000	68,088
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		85,000	87,338
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		362,000	409,805
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		78,000	81,714
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		137,000	134,337
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	103,818
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25		$115,000	119,038
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		100,000	101,993
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		35,000	36,050
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		25,000	25,229
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		105,000	106,313
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		85,000	86,816
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)		20,000	20,081
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		20,000	19,875
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	73,588
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		20,000	20,175
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		115,000	152,772
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		520,000	590,838
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		122,000	137,621
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		200,000	195,000
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		20,000	19,850
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		40,000	38,400
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		80,000	74,800
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		455,000	492,253
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		11,000	11,076
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		95,000	98,800
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		125,000	124,375
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		120,000	122,400
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		185,000	184,769
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		120,000	125,216
Westlake Chemical Corp. sr. unsec. bonds 3.125%, 8/15/51		1,094,000	1,053,619
Westlake Chemical Corp. sr. unsec. bonds 2.875%, 8/15/41		546,000	531,185
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		515,000	713,999
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		110,000	155,087
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		86,000	120,989
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		90,000	94,738
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		70,000	71,899
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		90,000	92,138

			11,138,600
Capital goods (1.1%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		55,000	53,625
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		150,000	156,225
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		70,000	72,800
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		75,000	76,875
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	206,000
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		167,000	163,141
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		749,000	732,911
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60		564,000	782,654
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		155,000	160,751
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		10,000	10,419
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		65,000	67,432
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		40,000	40,121
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		63,000	65,993
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		65,000	78,406
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		570,000	572,531
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		160,000	161,637
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		75,000	74,250
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		30,000	30,300
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		25,000	24,500
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		100,000	104,000
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		100,000	108,750
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		70,000	72,100
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		255,000	304,509
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		325,000	325,437
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		130,000	136,500
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		405,000	525,663
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		190,000	230,242
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		170,000	162,253
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		418,000	454,553
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		312,000	350,194
LSF11 A5 HoldCo., LLC 144A sr. unsec. notes 6.625%, 10/15/29		120,000	118,200
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		55,000	55,138
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		110,000	110,000
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		225,000	217,688
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		860,000	920,387
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		140,000	157,786
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		160,000	157,400
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		235,000	238,378
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		105,000	111,300
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		140,000	135,870
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		120,000	121,580
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		195,000	246,214
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		745,000	833,314
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		35,000	35,700
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		110,000	112,063
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		225,000	231,188
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		145,000	154,606
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		55,000	56,513
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		15,000	15,225
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		75,000	77,061
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		135,000	139,050
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		110,000	110,473
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		70,000	69,768
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		235,000	244,253
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		55,000	55,550
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		430,000	464,974
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		195,000	194,025
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		100,000	109,625

			11,798,101
Communication services (2.9%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		1,083,000	1,086,294
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		339,000	347,420
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		735,000	757,549
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,914,000	1,920,946
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		2,419,000	2,365,884
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32		91,000	87,935
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		567,000	684,729
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		70,000	72,013
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		70,000	72,115
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		875,000	944,243
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		80,000	83,200
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		50,000	51,160
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28		275,000	294,603
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		210,000	204,897
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		694,000	947,718
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		590,000	660,584
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		330,000	319,040
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		52,000	62,068
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		151,000	176,358
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		263,000	304,749
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		780,000	894,107
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		720,000	745,696
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		17,000	24,405
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		25,000	26,655
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		1,050,000	1,121,214
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.987%, 11/1/63		173,000	164,181
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.887%, 11/1/51		82,000	79,375
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		40,000	40,000
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50		404,000	377,169
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		340,000	365,225
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		395,000	429,797
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		557,000	598,366
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		455,000	487,447
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		202,000	210,080
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		260,000	278,850
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		163,000	236,914
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		$45,000	$46,067
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		70,000	73,850
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		75,000	77,045
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		110,000	100,100
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		100,000	101,000
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		55,000	55,868
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		130,000	145,600
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		140,000	147,152
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		1,380,000	1,429,625
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		55,000	58,163
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		155,000	161,200
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		75,000	76,500
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		105,000	103,950
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		50,000	47,500
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		410,000	465,017
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		552,000	698,280
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		110,000	132,066
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		380,000	418,475
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		1,035,000	1,004,272
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		64,000	70,000
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		792,000	857,657
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31		267,000	265,659
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		70,000	69,132
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		10,000	10,407
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		30,000	30,173
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		50,000	49,250
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		110,000	115,775
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		365,000	471,918
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,085,000	1,305,044
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		924,000	1,001,816
Verizon Communications, Inc. sr. unsec. bonds 1.75%, 1/20/31		290,000	274,472
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		461,000	465,109
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37		505,000	656,228
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		775,000	902,008
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,337,000	1,518,772
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		164,000	168,920

			31,097,056
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.533%, perpetual maturity		127,000	125,730

			125,730
Consumer cyclicals (2.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		95,000	93,575
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		415,000	444,569
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		239,000	246,871
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,225,000	1,323,026
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22		430,000	436,423
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30		215,000	208,350
AMC Entertainment Holdings, Inc. 144A company guaranty notes 10.00%, 6/15/26		55,000	54,343
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25		40,000	42,600
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		50,000	51,162
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		50,000	49,750
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		10,000	10,377
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		20,000	20,375
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		236,000	227,625
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75% , 4/1/27(PIK)		95,000	93,813
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		165,000	162,938
Block, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		425,000	435,625
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		405,000	452,648
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		410,000	479,174
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		50,000	51,000
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		110,000	112,200
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25		22,000	23,573
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		105,000	109,599
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		110,000	110,077
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		40,000	40,000
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		75,000	74,625
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		130,000	130,813
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		20,000	21,200
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		120,000	121,500
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		115,000	112,125
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		70,000	72,433
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		80,000	85,600
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29		85,000	90,738
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		160,000	152,000
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		905,000	883,700
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		120,000	60,000
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		400,000	409,665
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,390,000	1,459,512
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		110,000	107,466
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		75,000	74,190
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32		35,000	35,762
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		400,000	435,000
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		285,000	306,603
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		130,000	136,500
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		80,000	76,400
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		110,000	111,650
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		30,000	30,332
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49		163,000	223,111
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		50,000	61,863
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,082,000	1,168,310
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		200,000	215,589
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		85,000	90,297
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30		39,000	39,708
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		120,000	123,450
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		135,000	145,555
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		60,000	62,828
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		80,000	82,400
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		300,000	430,445
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		475,000	478,646
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		576,000	626,219
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		190,911	201,411
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		50,000	57,813
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,201,000	1,304,586
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		944,000	1,082,463
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		50,000	51,307
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		45,000	47,138
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		120,000	120,150
Bath & Body Work, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		55,000	67,925
Bath & Body Work, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		110,000	124,575
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		12,000	14,640
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		50,000	56,625
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		80,000	79,100
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		599,000	677,877
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		125,000	127,454
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		70,000	71,225
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		40,000	40,400
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	67,113
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	54,688
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		40,000	41,950
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		50,000	49,438
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		140,000	147,245
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		110,000	112,030
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		80,000	82,900
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	20,510
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		140,000	138,600
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		145,000	143,891
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60		335,000	293,815
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		755,000	734,158
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		105,000	108,413
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	80,800
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		80,000	81,276
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		75,000	77,438
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		60,000	59,024
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31		60,000	59,250
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		660,000	707,597
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		120,000	122,400
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		50,000	48,270
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		100,000	104,250
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		132,000	188,430
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		98,000	104,628
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		35,000	35,350
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		90,000	92,250
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		90,000	92,946
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		152,000	141,818
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		125,000	141,250
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		160,000	178,400
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		50,000	53,250
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		150,000	156,375
Scotts Miracle-Gro Co. (The) 144A company guaranty sr. unsec. bonds 4.375%, 2/1/32		55,000	54,863
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		60,000	59,925
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		65,000	66,056
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		55,000	57,781
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		90,000	93,241
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		55,000	52,113
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		590,000	578,465
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		170,000	170,950
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		700,000	725,375
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		65,000	67,194
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		105,000	112,134
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		85,000	87,444
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	52,438
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		100,000	98,750
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		40,000	38,532
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		70,000	72,058
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,325
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		70,000	71,313
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		35,000	35,287
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		100,000	100,570
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		575,000	565,177
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	89,550
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		20,000	22,000
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		50,000	55,875
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		155,000	167,519
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		105,000	111,431
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		50,000	54,438
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		55,000	58,781
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		100,000	107,750
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		55,000	55,550
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		130,000	133,900
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29		324,000	359,999
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		298,000	310,316
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		136,000	146,836
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		70,000	71,400
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		281,000	503,369
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		130,000	135,525
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		95,000	99,038
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		130,000	132,902
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		125,000	126,875
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		30,000	31,463

			28,604,878
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		70,000	68,775
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		70,000	71,400
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		90,000	90,900
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	32,392
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		130,000	136,427
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		90,000	96,075
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		338,000	467,609
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48		810,000	990,500
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		404,000	470,230
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		405,000	394,346
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		685,000	709,455
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		40,000	39,963
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	15,134
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		32,432	36,876
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		230,000	278,089
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		300,000	441,964
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		363,000	491,644
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		165,000	169,744
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		85,000	88,400
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		170,000	170,000
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	52,899
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		535,000	516,658
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		869,000	856,317
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		303,000	344,593
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		60,000	62,025
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46		175,000	204,925
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		98,000	119,887
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		89,000	93,090
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49		335,000	420,741
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		75,000	81,188
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		125,000	127,500
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		54,000	56,160
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		45,000	43,706
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		25,000	25,250
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		415,000	431,766
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		70,000	70,175
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)		425,000	429,458
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		850,000	839,703
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	395,000	541,983
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$90,000	102,600
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		676,000	812,890
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		480,000	531,600
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		35,000	41,563
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		633,000	738,236
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		55,000	59,950
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		90,000	98,123
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		205,000	212,278
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26		86,000	87,720
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25		58,000	59,624
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		90,000	94,950
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		110,000	110,550
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		50,000	49,813
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		50,000	54,125

			13,631,969
Energy (1.4%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		60,000	66,122
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		45,000	51,236
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		50,000	55,500
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		55,000	62,150
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		45,000	49,050
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		40,000	42,950
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		65,000	70,719
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		445,000	470,627
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		715,000	768,112
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		130,000	128,050
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		50,000	54,000
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		80,000	80,800
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		80,000	108,200
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		175,000	178,500
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		120,000	117,600
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		40,000	41,600
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		120,000	135,398
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		80,000	83,916
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		96,000	96,720
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		24,000	24,750
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		110,000	112,750
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		95,000	103,037
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27		55,000	60,291
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		80,000	88,700
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		95,000	102,700
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		135,000	139,113
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		110,000	129,538
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		1,240,000	1,213,036
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29		95,000	98,563
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		50,000	56,750
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		135,000	180,394
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		75,000	105,082
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		50,000	70,000
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		40,000	50,173
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		290,000	305,841
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31		45,000	46,800
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29		35,000	35,831
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		150,000	155,813
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		555,000	591,566
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		50,000	52,902
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		140,000	145,600
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		690,000	701,712
EQT Corp. sr. unsec. notes 7.50%, 2/1/30		55,000	70,675
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	11,075
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		170,000	222,820
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		10,000	10,472
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		95,000	98,919
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		45,000	44,663
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		355,000	365,650
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		150,000	149,438
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		60,000	55,614
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		35,000	36,050
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		45,000	41,625
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		10,000	10,350
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		55,000	57,613
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		70,000	86,625
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		25,000	30,375
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		453,000	557,190
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		135,000	172,126
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		35,000	45,033
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		95,000	123,834
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		35,000	45,818
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		30,000	39,892
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		100,000	95,125
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	207,886
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 5.50%, 6/10/51 (Brazil)		135,000	125,213
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		146,000	157,498
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		139,000	147,201
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		270,000	10,800
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		159,000	153,435
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. bonds 6.70%, 2/16/32 (Mexico)		898,000	906,980
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		140,000	143,150
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		25,000	25,481
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		70,000	72,800
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		24,000	25,170
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28		35,000	35,963
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		125,000	128,750
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		174,000	190,595
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		120,000	130,506
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		52,000	58,405
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		980,000	1,039,489
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		40,000	41,200
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		85,000	87,338
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		95,000	98,325
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		45,000	49,529
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		110,000	117,863
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		205,000	216,788
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		340,000	360,458
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25		25,000	27,125
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		95,000	95,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		120,000	120,000
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		227,000	234,661
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		43,550	42,461
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		75,000	72,469
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		90,000	88,200
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		100,000	104,000
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		50,000	52,813
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		60,000	62,850
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	30,975

			15,064,551
Financials (6.7%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)		600,000	599,494
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		1,465,000	1,492,500
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		90,000	93,375
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		240,000	231,460
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		279,000	307,734
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		972,000	992,873
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		130,000	134,875
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		105,000	148,635
American Express Co. sr. unsec. notes 2.65%, 12/2/22		404,000	411,680
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		45,000	45,450
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		1,400,000	1,402,030
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		204,000	214,994
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		130,000	133,037
Athene Global Funding 144A notes 1.985%, 8/19/28		660,000	641,319
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	227,250
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	223,827
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,600,000	1,601,504
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		200,000	221,650
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		204,000	221,085
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		10,000	10,950
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		2,355,000	2,337,849
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		735,000	736,873
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 0.963%, 9/15/26		100,000	99,573
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		870,000	1,164,601
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)		267,000	270,511
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		230,000	231,037
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		635,000	625,664
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		151,000	181,178
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		205,000	190,788
Blackstone Mortgage Trust, Inc. 144A sr. notes 3.75%, 1/15/27(R)		65,000	64,791
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		485,000	464,637
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	216,572
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		295,000	317,877
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		140,000	146,260
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		136,000	139,365
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,420,000	1,344,322
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		47,000	49,585
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		466,000	513,360
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		45,000	46,003
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		374,000	374,400
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		2,519,000	2,714,437
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		576,000	624,481
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22		387,000	387,452
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		275,000	338,153
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		385,000	429,283
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		340,000	374,970
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		90,000	103,356
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		80,000	88,292
Cobra AcquisitionCo., LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		115,000	113,563
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		55,000	50,600
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		55,000	51,425
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,010,000	1,093,124
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)		200,000	196,683
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		250,000	266,563
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22		550,000	553,337
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		225,000	239,596
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		311,000	332,902
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,090,000	1,095,485
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		1,275,000	1,279,873
Deutsche Bank AG sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,315,000	1,308,522
Deutsche Bank AG unsec. sub. FRB 3.729%, 1/14/32 (Germany)		425,000	434,486
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		204,000	229,938
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)		990,000	1,095,953
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)		970,000	984,227
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)		40,000	41,600
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		714,000	794,198
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		190,000	203,282
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		51,000	51,842
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		345,000	365,629
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		67,000	68,591
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		80,000	81,000
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		55,000	53,763
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		355,000	356,913
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		85,000	93,096
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		30,000	30,825
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		60,000	61,350
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		189,000	186,638
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		916,000	1,017,517
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22		95,000	95,286
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,035,000	2,187,161
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		289,000	293,638
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26		50,000	46,438
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		130,000	133,575
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		35,000	36,058
Huntington Bancshares, Inc. 144A unsec. sub. FRB 2.487%, 8/15/36		592,000	567,213
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		65,000	65,163
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		95,000	98,919
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		85,000	87,417
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		50,000	48,750
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		599,000	578,443
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		300,000	287,156
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		44,000	45,372
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		465,000	466,175
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		85,000	87,975
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		135,000	140,063
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		110,000	112,475
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		43,000	45,365
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		252,000	258,615
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.125%, 5/15/47		293,000	246,296
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,495,000	2,926,215
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,650,000	2,855,431
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31		80,000	82,830
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23		1,053,000	1,085,589
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		250,000	322,500
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		75,000	76,875
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		30,000	30,300
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		100,000	100,125
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		295,000	324,753
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		305,000	409,948
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		344,000	392,124
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	525,525
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22		300,000	302,739
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23		420,000	425,386
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		425,000	459,826
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		2,470,000	2,687,794
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		715,000	898,141
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23		1,324,000	1,357,527
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)		430,000	430,155
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		115,000	114,425
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		85,000	86,700
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		30,000	29,625
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		200,000	228,610
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		225,000	266,150
New York Life Global Funding 144A notes 1.10%, 5/5/23		1,176,000	1,181,133
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		25,000	26,750
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30		55,000	54,086
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		45,000	51,300
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		50,000	56,000
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		75,000	83,438
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		125,000	135,912
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		50,000	50,500
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		100,000	102,750
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		165,000	170,595
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22		122,000	122,337
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		192,000	192,976
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		80,000	81,309
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		125,000	127,188
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		100,000	105,250
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		440,000	487,947
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		430,000	469,113
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		35,000	37,920
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		390,000	409,713
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		80,000	83,200
Starwood Property Trust, Inc. 144A sr. unsec. unsub. notes 3.75%, 12/31/24(R)		35,000	35,377
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		755,000	752,302
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		435,000	532,933
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)		925,000	936,319
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		760,000	816,418
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		390,000	401,003
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		141,000	146,993
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22		204,000	206,417
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)		380,000	381,195
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)		1,960,000	1,978,273
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		233,000	254,107
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		589,000	655,377
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		960,000	956,308
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		105,000	105,788
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		127,000	138,748
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		98,000	100,695
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		298,000	292,276

			71,730,705
Health care (2.4%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29		2,640,000	2,822,668
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		525,000	558,850
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		110,000	94,188
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		495,000	633,226
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		710,000	740,144
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		90,000	89,100
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		75,000	71,268
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		106,000	107,967
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		40,000	35,300
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		90,000	91,800
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		94,000	97,296
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		795,000	764,225
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		705,000	720,095
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23		712,000	730,759
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22		473,000	481,159
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		808,000	845,516
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30		540,000	514,437
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29		299,000	327,406
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		50,000	50,826
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		225,000	241,875
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		50,000	51,188
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	45,563
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		45,000	47,306
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		10,000	10,688
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		40,000	42,200
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		75,000	73,500
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		105,000	106,969
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25		100,000	103,500
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		391,000	406,605
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,768,000	2,152,096
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		202,815	228,098
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		265,000	288,259
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		115,000	133,400
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		40,000	39,050
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		55,000	55,550
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51		651,000	663,676
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		86,000	94,632
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		88,000	115,152
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		105,000	117,994
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		50,000	52,844
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	207,088
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		107,000	103,255
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		28,000	29,214
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		685,000	788,335
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		172,000	180,142
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		40,000	39,859
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		90,000	91,228
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,130,000	1,370,757
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		35,000	35,088
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25		24,000	25,320
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		120,000	123,000
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		530,000	569,705
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		955,000	1,146,858
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		135,000	144,788
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		123,000	128,381
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		95,000	93,249
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		55,000	55,688
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		25,000	25,313
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		25,000	25,875
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		25,000	26,311
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		200,000	208,250
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		805,000	826,840
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		135,000	137,091
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	213,000
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		215,000	210,767
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		540,000	629,399
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,455,000	1,621,624
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22		200,000	200,393
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		535,000	543,919
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30		75,000	74,457
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		459,000	461,676
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		540,000	599,155
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		147,000	144,906

			25,927,306
Technology (1.9%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		175,000	173,688
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		520,000	463,380
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		505,000	520,381
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,420,000	1,773,356
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		310,000	307,808
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		175,000	182,268
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23		901,000	903,455
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		350,000	441,347
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		453,000	532,906
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		135,000	134,930
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		55,000	55,343
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28		85,000	84,889
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		30,000	31,463
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26		85,000	88,613
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,225,000	1,308,580
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		434,000	481,330
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		153,000	152,734
Cisco Systems, Inc./California sr. unsec. unsub. bonds 5.90%, 2/15/39		315,000	452,249
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26		520,000	545,520
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		115,000	116,624
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		45,000	46,350
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		75,000	77,077
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		100,000	98,750
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46		20,000	33,250
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24		95,000	95,000
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		50,000	53,837
Google, LLC sr. unsec. notes 3.375%, 2/25/24		540,000	568,953
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		675,000	680,108
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		185,000	189,819
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		270,000	281,433
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		105,000	109,050
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		1,170,000	1,242,211
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		1,800,000	1,883,657
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22		124,000	124,015
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		510,000	515,678
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22		550,000	552,266
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,105,000	1,147,260
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		310,000	378,544
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		832,000	843,347
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		120,000	114,450
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		140,000	136,500
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		490,000	503,952
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		490,000	498,677
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		385,000	383,633
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		545,000	507,289
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		40,000	41,400
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		80,000	79,400
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		55,000	55,534
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		105,000	105,927
VMware, Inc. sr. unsec. unsub. bonds 2.20%, 8/15/31		251,000	246,531
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		55,000	60,139
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		165,000	163,581

			20,568,482
Transportation (0.3%)
Air Canada 144A sr. notes 3.875%, 8/15/26 (Canada)		10,000	10,238
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		105,000	112,216
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		105,000	109,187
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		950,000	953,428
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		370,000	428,076
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		155,000	169,257
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		210,000	222,504
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		315,000	330,081
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		40,000	41,250
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		40,000	41,709
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		270,000	280,800

			2,698,746
Utilities and power (1.4%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		592,000	576,789
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		575,000	640,644
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		140,000	141,300
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		45,000	44,156
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		25,000	25,480
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		40,000	40,300
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		20,000	20,520
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		150,000	155,625
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		20,000	20,000
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	9,863
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		208,000	285,092
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		205,000	231,976
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		570,000	648,982
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		775,000	815,164
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		255,000	365,607
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		585,000	632,418
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		164,000	170,251
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		495,000	578,010
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		395,000	433,240
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		1,080,000	1,144,428
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24		174,000	187,271
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		78,000	80,577
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		935,000	885,838
Energy Transfer LP sr. unsec. unsub. bonds 6.125%, 12/15/45		66,000	82,096
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		286,000	298,196
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,310,000	1,481,596
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		125,000	137,183
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		68,000	71,128
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		210,000	214,447
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		17,000	23,880
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		6,000	6,237
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		65,000	70,709
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		249,000	260,110
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		390,000	382,200
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		40,000	42,855
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		350,000	353,506
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		110,000	146,909
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		560,000	637,014
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		95,000	96,587
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		85,000	82,063
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		25,000	25,416
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23		1,645,000	1,634,729
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		215,000	289,463
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		45,000	45,580
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		311,000	332,579
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		275,000	283,189
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		55,000	56,650
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		125,000	129,080
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		65,000	67,458

			15,384,391

Total corporate bonds and notes (cost $235,431,732)			$247,770,515

MORTGAGE-BACKED SECURITIES (6.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (2.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.351%, 4/15/37	$39,825	$70,888
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.531%, 3/15/35	73,520	98,112
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.665%, 6/15/34	25,379	29,694
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.94%, 4/15/44	4,250,599	709,074
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,784,604	548,541
REMICs Ser. 5170, Class CI, IO, 5.50%, 5/25/44	2,889,097	572,648
REMICs Ser. 5117, Class CI, IO, 5.00%, 6/25/51	6,803,025	1,234,817
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,013,446	643,487
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	4,599,201	831,904
REMICs Ser. 5162, Class HI, IO, 4.00%, 11/25/51	4,810,292	686,405
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	4,080,179	617,617
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	6,408,921	1,024,658
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	3,761,532	667,057
REMICs Ser. 5080, Class DI, IO, 4.00%, 3/25/51	6,495,650	1,218,737
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	3,693,609	608,707
REMICs Ser. 5152, Class IE, IO, 3.50%, 10/25/51	5,248,610	684,788
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,806,458	493,497
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,545,124	430,213
REMICs Ser. 5167, IO, 3.00%, 11/25/51	4,656,347	612,217
REMICs Ser. 5127, Class AI, IO, 3.00%, 6/25/51	5,596,635	786,580
REMICs Ser. 5094, Class AI, IO, 3.00%, 4/25/41	6,875,104	771,652
REMICs Ser. 3391, PO, zero %, 4/15/37	3,467	3,198
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.289%, 7/25/36	12,080	23,560
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.193%, 3/25/36	45,420	71,016
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.808%, 12/25/35	22,157	33,235
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.048%, 9/25/47	3,589,040	642,727
REMICs IFB Ser. 19-43, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.998%, 8/25/49	2,953,791	593,702
REMICs Ser. 21-67, Class DI, IO, 4.00%, 10/25/51	6,056,020	953,397
REMICs Ser. 21-28, Class GI, IO, 4.00%, 5/25/51	3,952,770	689,224
REMICs Ser. 20-67, Class JI, IO, 4.00%, 9/25/50	4,204,056	724,499
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,946,926	409,564
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	5,460,775	614,595
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	5,639,493	544,211
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,294,830	556,367
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	9,477	8,719
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	685	624
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,208	1,136
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	117,948	21,931
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	23,244	3,889
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	1,073,011	135,104
Ser. 13-14, IO, 3.50%, 12/20/42	218,896	19,924
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	5,362,210	710,707
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	26,528	24
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	2,560,713	300,097
Ser. 16-H16, Class EI, IO, 2.198%, 6/20/66(WAC)	2,208,420	149,510
FRB Ser. 16-H16, Class LI, IO, 2.136%, 7/20/66(WAC)	9,716,539	645,239
Ser. 15-H25, Class BI, IO, 1.742%, 10/20/65(WAC)	2,044,629	138,421
Ser. 15-H26, Class EI, IO, 1.736%, 10/20/65(WAC)	1,129,376	66,407

		21,402,320
Commercial mortgage-backed securities (2.7%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.966%, 5/15/53(WAC)	3,183,843	212,829
AREIT CRE Trust 144A
FRB Ser. 20-CRE4, Class C, 3.272%, 4/15/37	335,000	337,647
FRB Ser. 21-CRE5, Class A, 1.19%, 7/17/26	379,000	378,053
BANK
FRB Ser. 17-BNK8, Class B, 3.925%, 11/15/50(WAC)	275,000	293,792
FRB Ser. 19-BN22, Class C, 3.461%, 11/15/62(WAC)	382,000	396,568
FRB Ser. 19-BN20, Class XA, IO, 0.833%, 9/15/62(WAC)	4,152,099	226,911
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	223,000	238,375
Ser. 19-C5, Class AS, 3.366%, 11/15/52(WAC)	420,000	443,502
BBCMS Mortgage Trust 144A Ser. 21-C11, Class D, 2.00%, 9/15/54	274,000	228,881
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.517%, 12/11/38(WAC)	26,435	93
Benchmark Mortgage Trust
Ser. 18-B7, Class AM, 4.741%, 5/15/53(WAC)	642,000	738,729
Ser. 18-B8, Class AS, 4.532%, 1/15/52(WAC)	173,000	196,117
Ser. 19-B11, Class AS, 3.784%, 5/15/52	181,000	197,822
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 1.16%, 5/15/38 (Cayman Islands)	399,000	398,252
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	374,000	395,882
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	179,000	190,549
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.186%, 12/15/47(WAC)	129,000	130,419
FRB Ser. 11-C2, Class E, 5.186%, 12/15/47(WAC)	411,000	409,628
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	291,000	304,888
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.091%, 3/10/47(WAC)	266,000	276,716
FRB Ser. 06-C5, Class XC, IO, 0.401%, 10/15/49(WAC)	3,678,852	37
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.881%, 11/10/46(WAC)	534,000	556,411
FRB Ser. 14-CR18, Class C, 4.749%, 7/15/47(WAC)	246,000	247,980
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	233,000	244,387
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	190,000	196,857
FRB Ser. 15-LC21, Class B, 4.334%, 7/10/48(WAC)	289,000	306,881
FRB Ser. 15-LC19, Class C, 4.231%, 2/10/48(WAC)	433,000	450,430
Ser. 14-LC15, Class AM, 4.198%, 4/10/47	286,000	300,056
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	280,000	292,371
FRB Ser. 14-UBS4, Class XA, IO, 1.094%, 8/10/47(WAC)	4,467,428	99,536
FRB Ser. 14-CR18, Class XA, IO, 0.997%, 7/15/47(WAC)	1,126,500	23,240
FRB Ser. 13-LC13, Class XA, IO, 0.997%, 8/10/46(WAC)	3,766,273	50,174
FRB Ser. 14-CR17, Class XA, IO, 0.959%, 5/10/47(WAC)	3,566,168	65,942
FRB Ser. 14-UBS6, Class XA, IO, 0.862%, 12/10/47(WAC)	3,910,046	78,549
FRB Ser. 14-CR14, Class XA, IO, 0.547%, 2/10/47(WAC)	11,625,658	115,281
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.987%, 7/10/46(WAC)	606,000	600,233
FRB Ser. 13-CR9, Class D, 4.279%, 7/10/45(WAC)	215,000	162,279
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.261%, 4/15/50(WAC)	708,000	669,342
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	255,000	272,233
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	264,000	274,145
Ser. 19-C17, Class AS, 3.278%, 9/15/52	277,000	292,714
FRB Ser. 20-C19, Class XA, IO, 1.115%, 3/15/53(WAC)	5,767,223	426,625
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.365%, 8/10/44(WAC)	825,000	820,133
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.758%, 9/25/27(WAC)	4,661,134	178,369
Multifamily Structured Pass-Through Certificates FRB Ser. K131, Class X1, IO, 0.729%, 7/25/31(WAC)	6,280,494	390,019
Multifamily Structured Pass-Through Certificates Ser. KW10, Class X1, IO, 0.649%, 9/25/29(WAC)	4,083,979	173,830
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.475%, 2/10/46(WAC)	5,488,132	64,379
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	895,000	918,719
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	395,000	419,580
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	311,000	330,307
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.989%, 8/10/43(WAC)	435,000	320,201
FRB Ser. 13-GC14, Class B, 4.738%, 8/10/46(WAC)	219,000	227,827
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	373,000	373,131
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.655%, 4/15/47(WAC)	84,000	87,602
FRB Ser. 14-C22, Class C, 4.553%, 9/15/47(WAC)	204,000	198,779
FRB Ser. 13-C12, Class B, 4.098%, 7/15/45(WAC)	235,000	239,239
FRB Ser. 13-C12, Class C, 4.098%, 7/15/45(WAC)	378,000	382,735
FRB Ser. 14-C25, Class XA, IO, 0.83%, 11/15/47(WAC)	3,230,879	64,404
FRB Ser. 14-C19, Class XA, IO, 0.655%, 4/15/47(WAC)	3,642,667	43,308
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.006%, 12/15/46(WAC)	202,000	210,571
Ser. 14-C20, Class AS, 4.043%, 7/15/47	320,000	334,941
FRB Ser. 13-LC11, Class XA, IO, 1.229%, 4/15/46(WAC)	2,687,525	31,083
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.694%, 11/15/43(WAC)	150,057	149,871
FRB Ser. 12-C6, Class E, 5.122%, 5/15/45(WAC)	253,000	188,282
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.166%, 4/20/48(WAC)	739,000	745,259
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class X, IO, 6.817%, 7/15/45(WAC)	15,713	—
FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	10,238	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.049%, 2/15/47(WAC)	295,000	309,749
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	215,000	225,381
FRB Ser. 14-C17, Class C, 4.48%, 8/15/47(WAC)	322,000	317,882
FRB Ser. 15-C24, Class B, 4.343%, 5/15/48(WAC)	193,000	205,195
Ser. 13-C8, Class B, 3.525%, 12/15/48(WAC)	294,000	298,621
FRB Ser. 14-C17, Class XA, IO, 1.055%, 8/15/47(WAC)	2,674,167	49,526
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.636%, 8/15/45(WAC)	414,000	415,306
FRB Ser. 12-C6, Class D, 4.598%, 11/15/45(WAC)	265,000	263,953
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	193,000	199,972
Morgan Stanley Capital I Trust 144A
FRB Ser. 07-IQ15, Class C, 6.187%, 6/11/49(WAC)	606,033	615,547
FRB Ser. 11-C3, Class D, 5.086%, 7/15/49(WAC)	206,000	206,082
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 1.359%, 8/9/37 (Cayman Islands)	276,000	275,009
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	357,873	4
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.015%, 12/15/50(WAC)	3,214,212	148,827
FRB Ser. 18-C8, Class XA, IO, 0.863%, 2/15/51(WAC)	3,995,454	173,581
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.517%, 5/10/45(WAC)	576,000	578,829
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.885%, 5/10/63(WAC)	319,000	159,500
FRB Ser. 12-C4, Class XA, IO, 1.575%, 12/10/45(WAC)	840,386	5,949
FRB Ser. 12-C2, Class XA, IO, 1.268%, 5/10/63(WAC)	11,697,291	28,354
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 1.204%, 6/16/36	162,908	162,501
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.306%, 7/15/46(WAC)	251,000	252,284
FRB Ser. 13-LC12, Class C, 4.306%, 7/15/46(WAC)	409,000	367,912
Ser. 19-C49, Class AS, 4.244%, 3/15/52	244,000	271,767
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57(WAC)	208,000	221,106
FRB Ser. 16-LC25, Class AS, 3.872%, 12/15/59(WAC)	263,000	283,023
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	216,000	218,706
FRB Ser. 19-C52, Class XA, IO, 1.593%, 8/15/52(WAC)	2,437,494	220,956
FRB Ser. 14-LC16, Class XA, IO, 1.082%, 8/15/50(WAC)	4,393,617	92,663
FRB Ser. 16-LC25, Class XA, IO, 0.836%, 12/15/59(WAC)	4,238,327	142,285
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.306%, 7/15/46(WAC)	401,000	141,791
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	629,000	656,267
FRB Ser. 13-C11, Class C, 4.183%, 3/15/45(WAC)	628,000	639,326
Ser. 12-C8, Class AS, 3.66%, 8/15/45	509,000	513,423
Ser. 13-C11, Class AS, 3.311%, 3/15/45	290,000	294,448
Ser. 12-C10, Class AS, 3.241%, 12/15/45	222,000	225,255
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.425%, 3/15/44(WAC)	639,172	320,097
Ser. 11-C4, Class E, 4.887%, 6/15/44(WAC)	123,000	90,916
FRB Ser. 12-C9, Class D, 4.809%, 11/15/45(WAC)	291,000	290,136
FRB Ser. 13-C15, Class D, 4.503%, 8/15/46(WAC)	153,000	89,247
FRB Ser. 12-C10, Class XA, IO, 1.483%, 12/15/45(WAC)	1,992,216	14,469
FRB Ser. 12-C9, Class XB, IO, 0.713%, 11/15/45(WAC)	6,676,000	28,707

		28,628,477
Residential mortgage-backed securities (non-agency) (2.1%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.292%, 5/25/47	501,128	288,025
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.01%, 1/25/49(WAC)	78,555	78,769
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	113,838	114,406
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.779%, 4/20/35	84,909	85,089
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.702%, 9/25/45	78,847	76,862
Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-HE8, Class M3, (1 Month US LIBOR + 1.95%), 2.052%, 8/25/35	149,229	151,687
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.602%, 10/25/29 (Bermuda)	471,000	471,006
BRAVO Residential Funding Trust 144A Ser. 21-C, Class A1, 1.62%, 3/1/61	295,974	296,159
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	250,000	255,008
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.763%, 5/25/35(WAC)	153,950	156,372
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	39,108	39,143
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.022%, 6/25/46	293,031	274,571
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.763%, 11/20/35	287,533	281,889
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.482%, 8/25/46	437,540	405,314
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.284%, 2/20/47	264,290	204,906
Credit Suisse Mortgage Trust 144A Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	182,819	182,732
CSMC Trust 144A Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	193,349	191,210
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	51,856	51,887
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.802%, 11/25/28 (Bermuda)	189,271	189,206
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.453%, 9/25/28	175,650	184,064
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.653%, 7/25/28	377,064	392,529
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.253%, 11/25/28	178,682	184,805
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.103%, 12/25/28	378,001	393,065
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.853%, 10/25/24	7,736	7,760
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.753%, 10/25/28	1,209,137	1,249,577
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.553%, 10/25/29	282,000	290,055
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.303%, 10/25/29	41,268	41,268
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2AS, (1 Month US LIBOR + 1.10%), 1.203%, 3/25/30	471,892	472,372
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	182,000	183,404
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.753%, 1/25/49	117,930	119,322
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.553%, 3/25/49	11,147	11,269
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.503%, 2/25/47	311,000	317,092
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.453%, 2/25/49	95,557	96,475
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.403%, 10/25/48	66,200	66,969
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 2.35%, 8/25/33	440,000	448,041
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2, (1 Month US LIBOR + 2.10%), 2.203%, 9/25/48	476,000	479,570
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2B, (1 Month US LIBOR + 2.10%), 2.203%, 9/25/48	58,000	58,728
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.003%, 1/25/50	70,758	70,846
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.103%, 2/25/47	1,298,220	1,294,345
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 0.90%, 9/25/41	79,000	78,951
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.053%, 8/25/28	388,880	409,985
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.853%, 8/25/28	667,117	699,296
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.103%, 9/25/28	500,889	517,143
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.803%, 4/25/28	757,778	798,198
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.653%, 4/25/28	731,079	762,463
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.103%, 7/25/25	20,387	20,489
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.103%, 11/25/24	18,690	18,974
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.003%, 11/25/24	83,095	86,421
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.553%, 1/25/29	584,254	605,448
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.453%, 5/25/29	446,704	463,269
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.403%, 2/25/25	31,361	31,921
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.353%, 4/25/29	354,326	365,693
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.353%, 1/25/29	961,244	995,090
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.103%, 5/25/25	38,048	38,759
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.103%, 5/25/25	14,481	14,516
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.653%, 7/25/29	682,889	701,094
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2C, (1 Month US LIBOR + 3.55%), 3.653%, 7/25/29	80,000	82,897
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.003%, 7/25/24	67,973	69,013
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.903%, 2/25/30	218,804	223,325
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.303%, 1/25/30	12,279	12,313
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.353%, 7/25/29	160,000	160,217
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (1 Month US LIBOR + 0.65%), 0.753%, 1/25/31	62,575	62,439
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (1 Month US LIBOR + 0.60%), 0.703%, 11/25/29	80,361	80,009
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.553%, 7/25/31	26,212	26,311
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.253%, 11/25/39	160,346	160,232
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.153%, 1/25/40	349,984	351,393
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 0.95%, 11/25/41	80,837	80,885
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 0.80%, 10/25/41	60,513	60,400
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	612,116	616,854
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.702%, 10/25/28 (Bermuda)	84,046	84,046
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	386,945	386,945
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	259,453	259,453
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	244,867	244,867
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.902%, 2/25/34	350,244	349,460
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.834%, 2/25/35(WAC)	78,861	78,905
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 0.927%, 8/25/34	82,931	82,190
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.918%, 8/26/47(WAC)	100,000	95,699
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.072%, 12/26/59	229,308	229,300
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.152%, 10/25/34	259,526	257,559
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	209,000	208,224
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	500,507
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	403,000	405,791
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.952%, 5/25/47	391,896	345,442
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.282%, 1/25/37	95,541	91,642
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	174,000	178,571
Triangle Re, Ltd. 144A FRB Ser. 21-2, Class M1A, (1 Month US LIBOR + 2.05%), 2.152%, 10/25/33 (Bermuda)	164,000	164,148
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 2.833%, 10/25/35(WAC)	276,499	275,644
FRB Ser. 04-AR3, Class A2, 2.596%, 6/25/34(WAC)	134,249	138,056
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.062%, 7/25/45	124,974	119,200
FRB Ser. 04-AR13, Class A2B, (1 Month US LIBOR + 0.88%), 0.983%, 11/25/34	147,208	143,787
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.80%), 0.902%, 8/25/45	150,846	150,534

		23,539,765

Total mortgage-backed securities (cost $76,164,677)		$73,570,562

COLLATERALIZED LOAN OBLIGATIONS (1.8%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 19-5A, Class A1, (BBA LIBOR USD 3 Month + 1.39%), 1.514%, 1/15/33 (Cayman Islands)	$534,000	$534,100
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (BBA LIBOR USD 3 Month + 1.07%), 1.194%, 4/23/34 (Cayman Islands)	250,000	248,642
AB BSL CLO 1, Ltd. 144A FRB Ser. 20-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.50%), 1.624%, 1/15/33 (Cayman Islands)	534,000	534,108
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.10%), 1.224%, 4/15/34 (Cayman Islands)	500,000	497,295
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 1.32%, 10/20/34 (Cayman Islands)	600,000	599,645
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (BBA LIBOR USD 3 Month + 1.20%), 1.332%, 7/20/34 (Cayman Islands)	100,000	100,046
AIG CLO, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.10%), zero %, 10/25/33 (Cayman Islands)	250,000	249,898
Aimco CLO 14, Ltd. 144A FRB Ser. 21-14A, Class A, (BBA LIBOR USD 3 Month + 0.99%), 1.122%, 4/20/34 (Cayman Islands)	250,000	247,556
Apidos CLO XXIII 144A FRB Ser. 20-23A, Class AR, (BBA LIBOR USD 3 Month + 1.22%), 1.344%, 4/15/33	600,000	600,505
Apidos CLO XXXV 144A FRB Ser. 21-35A, Class A, (BBA LIBOR USD 3 Month + 1.05%), 1.182%, 4/20/34 (Cayman Islands)	250,000	248,774
Ares LX CLO, Ltd. 144A FRB Ser. 21-60A, Class A, (BBA LIBOR USD 3 Month + 1.12%), 1.242%, 7/18/34 (Cayman Islands)	250,000	249,716
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (BBA LIBOR USD 3 Month + 1.07%), 1.194%, 4/15/34 (Cayman Islands)	500,000	498,098
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (BBA LIBOR USD 3 Month + 1.09%), 1.222%, 4/20/31	250,000	249,457
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (BBA LIBOR USD 3 Month + 1.25%), 1.452%, 11/22/34 (Cayman Islands)	400,000	400,406
Carlyle US CLO, Ltd. 144A FRB Ser. 21-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.00%), 1.132%, 4/20/31	250,000	249,490
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (BBA LIBOR USD 3 Month + 1.11%), 1.242%, 4/20/32 (Cayman Islands)	250,000	249,877
Cedar Funding II CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (BBA LIBOR USD 3 Month + 1.08%), 1.212%, 4/20/34	553,000	552,999
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.324%, 10/20/34	500,000	499,999
Crestline Denali CLO XVII, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.06%), 1.184%, 10/15/31 (Cayman Islands)	252,000	251,674
Dryden 78 CLO, Ltd. 144A FRB Ser. 20-78A, Class A, (BBA LIBOR USD 3 Month + 1.18%), 1.302%, 4/17/33 (Cayman Islands)	382,000	382,148
Elevation CLO, Ltd. 144A FRB Ser. 17-2A, Class A1R, (BBA LIBOR USD 3 Month + 1.23%), 1.354%, 10/15/29	450,000	449,852
Elmwood CLO II, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.282%, 4/20/34	265,000	265,034
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (BBA LIBOR USD 3 Month + 1.24%), 1.364%, 4/15/33 (Cayman Islands)	350,000	350,193
Elmwood CLO V, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.282%, 10/20/34 (Cayman Islands)	250,000	250,044
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (BBA LIBOR USD 3 Month + 1.20%), 1.322%, 4/16/34 (Cayman Islands)	350,000	350,135
Galaxy XXIII CLO, Ltd. 144A FRB Ser. 21-23A, Class AR, (BBA LIBOR USD 3 Month + 0.87%), 0.994%, 4/24/29 (Cayman Islands)	245,663	245,400
Golub Capital Partners 48 LP 144A FRB Ser. 20-48A, Class A1, (BBA LIBOR USD 3 Month + 1.31%), 1.432%, 4/17/33	250,000	250,127
Greywolf CLO V, Ltd. 144A FRB Ser. 18-1A, Class A1R, (BBA LIBOR USD 3 Month + 1.16%), 1.284%, 1/27/31 (Cayman Islands)	459,000	459,062
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (BBA LIBOR USD 3 Month + 1.23%), 1.354%, 10/15/31 (Cayman Islands)	249,053	248,589
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 20-3A, Class A1A, (BBA LIBOR USD 3 Month + 1.45%), 1.579%, 11/30/32 (Cayman Islands)	501,000	502,030
HalseyPoint CLO I, Ltd. 144A FRB Ser. 19-1A, Class A1A1, (BBA LIBOR USD 3 Month + 1.35%), 1.482%, 1/20/33 (Cayman Islands)	550,000	550,133
Kayne CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (BBA LIBOR USD 3 Month + 1.17%), 1.33%, 4/23/34 (Cayman Islands)	417,000	417,163
Logan CLO I, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.16%), 1.312%, 7/20/34 (Cayman Islands)	250,000	250,076
Magnetite CLO XXVI, Ltd. 144A FRB Ser. 21-26A, Class A1R, (BBA LIBOR USD 3 Month + 1.12%), 1.21%, 7/25/34	250,000	249,721
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (BBA LIBOR USD 3 Month + 1.32%), 1.444%, 4/15/32 (Cayman Islands)	220,000	219,582
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (BBA LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	250,000	249,652
Niagara Park CLO, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.00%), 1.122%, 7/17/32 (Cayman Islands)	496,000	496,026
Northwoods Capital XVII, Ltd. 144A FRB Ser. 18-17A, Class A, (BBA LIBOR USD 3 Month + 1.06%), 1.188%, 4/22/31 (Cayman Islands)	250,000	249,231
Oaktree CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.16%), 1.284%, 7/15/34 (Cayman Islands)	258,000	257,853
OCP CLO, Ltd. 144A FRB Ser. 21-19A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.282%, 10/20/34 (Cayman Islands)	250,000	249,709
Octagon Investment Partners 48, Ltd. 144A FRB Ser. 21-3A, Class AR, (BBA LIBOR USD 3 Month + 1.15%), 1.277%, 10/20/34 (Cayman Islands)	250,000	249,706
OZLM XI, Ltd. 144A FRB Ser. 17-11A, Class A1R, (BBA LIBOR USD 3 Month + 1.25%), 1.382%, 10/30/30	247,297	247,339
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.15%), 1.274%, 7/15/34 (Cayman Islands)	372,000	372,057
Palmer Square Loan Funding, Ltd. 144A FRB Ser. 21-4A, Class A1, (BBA LIBOR USD 3 Month + 0.80%), 0.928%, 10/15/29 (Cayman Islands)	303,000	303,072
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (BBA LIBOR USD 3 Month + 1.00%), 1.132%, 10/20/31 (Cayman Islands)	250,000	250,043
Regatta XVIII Funding, Ltd. 144A FRB Ser. 21-1A, Class A1, (BBA LIBOR USD 3 Month + 1.10%), 1.224%, 1/15/34	274,000	272,517
Regatta XX Funding, Ltd. 144A FRB Ser. 21-2A, Class A, (BBA LIBOR USD 3 Month + 1.16%), 1.244%, 10/15/34 (Cayman Islands)	218,000	217,877
Riserva CLO, Ltd. 144A FRB Ser. 21-3A, Class ARR, (BBA LIBOR USD 3 Month + 1.06%), 1.182%, 1/18/34 (Cayman Islands)	250,000	248,557
RR, Ltd. 144A FRB Ser. 20-12A, Class AAR2, (BBA LIBOR USD 3 Month + 1.36%), 1.484%, 1/15/36	319,000	319,703
Shackleton CLO, Ltd. 144A FRB Ser. 20-11A, Class AR, (BBA LIBOR USD 3 Month + 1.09%), 1.246%, 8/15/30 (Cayman Islands)	286,000	286,105
Signal Peak CLO 8, Ltd. 144A FRB Ser. 20-8A, Class A, (BBA LIBOR USD 3 Month + 1.27%), 1.402%, 4/20/33 (Cayman Islands)	316,000	316,346
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.294%, 7/15/34 (Cayman Islands)	250,000	250,000
Sound Point CLO XXIX, Ltd. 144A FRB Ser. 21-1A, Class A, (BBA LIBOR USD 3 Month + 1.07%), 1.194%, 4/25/34 (Cayman Islands)	300,000	298,363
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (BBA LIBOR USD 3 Month + 1.17%), 1.302%, 7/20/34 (Cayman Islands)	258,000	257,999
Trinitas CLO XVI, Ltd. 144A FRB Ser. 21-16A, Class A1, (BBA LIBOR USD 3 Month + 1.18%), 1.312%, 7/20/34 (Cayman Islands)	448,000	447,493
Vibrant CLO VIII, Ltd. 144A FRB Ser. 18-8A, Class A1A, (BBA LIBOR USD 3 Month + 1.14%), 1.272%, 1/20/31 (Cayman Islands)	400,000	399,586
Wind River CLO, Ltd. 144A FRB Ser. 21-1A, Class A1RR, (BBA LIBOR USD 3 Month + 0.98%), 1.112%, 7/20/30 (Cayman Islands)	250,000	250,002
ZAIS CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (BBA LIBOR USD 3 Month + 1.49%), 1.614%, 7/15/32	468,000	468,227

Total collateralized loan obligations (cost $19,506,077)		$19,459,037

ASSET-BACKED SECURITIES (1.0%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$443,000	$443,266
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	601,000	600,325
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	199,883	196,226
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.002%, 10/25/53	217,000	217,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.902%, 11/25/53	131,000	131,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.852%, 4/25/55	436,000	436,000
MRA Issuance Trust 144A
FRB Ser. 21-EBO1, Class A2X, (1 Month US LIBOR + 1.75%), 1.849%, 4/15/22	594,000	594,000
FRB Ser. 21-EBO4, Class A1X, (1 Month US LIBOR + 1.75%), 1.849%, 2/16/22	570,000	570,000
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.70%), 1.81%, 4/22/22	498,000	498,000
FRB Ser. 21-NA1, Class A1X, (1 Month US LIBOR + 1.50%), 1.599%, 3/8/22	492,000	492,000
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.299%, 8/15/22	783,000	783,000
FRB Ser. 21-11, Class A1X, (1 Month US LIBOR + 1.15%), 1.26%, 1/25/22	570,000	570,178
FRB Ser. 21-14, Class A1X, (1 Month US LIBOR + 1.25%), 1.243%, 2/15/22	558,000	558,000
FRB Ser. 21-8, Class A2X, (1 Month US LIBOR + 1.15%), 1.238%, 5/15/22	777,000	777,000
MSG III Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.842%, 6/25/54	131,000	130,935
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.852%, 5/25/55	188,000	187,578
Palmer Square Loan Funding, Ltd. 144A FRB Ser. 21-3A, Class A1, (BBA LIBOR USD 3 Month + 0.80%), 0.971%, 7/20/29 (Cayman Islands)	300,000	300,000
Provident Funding Mortgage Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.802%, 2/25/55	241,000	241,000
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	167,963	168,249
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.902%, 4/25/22	574,000	574,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.852%, 8/8/22	574,000	574,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.802%, 3/25/54	353,000	353,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 0.792%, 12/8/22	218,000	218,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.752%, 1/26/54	117,667	117,667
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.712%, 11/7/22	630,000	630,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1, 4.535%, 3/25/22(WAC)	125,716	125,949
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.703%, 1/25/46	326,207	325,870

Total asset-backed securities (cost $10,814,693)		$10,812,243

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
Bahrain (Kingdom of) sr. unsec. bonds Ser. REGS, 5.25%, 1/25/33 (Bahrain)	$300,000	$281,992
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	390,000	392,413
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 6/5/49 (Dominican Republic)	250,000	262,813
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	491,000	546,238
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	800,000	893,984
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	825,000	919,882
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,005,000	1,056,506
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	470,000	576,300
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	290,000	326,691
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	862,000	1,031,176
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	200,000	224,250
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	200,000	221,750
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	785,000	804,625
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	300,000	315,374
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	243,000	236,927
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	210,000	317,102
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	340,000	20,400

Total foreign government and agency bonds and notes (cost $8,018,966)		$8,428,423

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Basic materials (—%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	$177,669	$176,692
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/4/26	69,475	67,456
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.00%), 4.75%, 3/16/27	102,426	101,317
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.102%, 10/1/25	66,534	66,243

		411,708
Capital goods (0.1%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	79,600	79,517
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/3/24	68,214	67,240
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/28	134,188	134,020
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.354%, 3/28/25	139,271	136,795
TK Elevator US Newco, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27	54,725	54,718
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.844%, 3/2/27	175,075	173,825

		646,115
Communication services (—%)
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 5.354%, 1/30/29	65,000	64,689
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 7/31/27	44,774	44,461
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	107,525	107,556

		216,706
Consumer cyclicals (0.1%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.103%, 4/22/26	99,096	89,062
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	84,150	84,159
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	41,744	41,708
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/1/26	66,870	66,807
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	58,500
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	52,508	49,331
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 12/17/26	404,878	402,752

		792,319
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (1 Month US LIBOR + 5.75%), 6.25%, 11/18/29	80,000	80,134
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	176,675	172,528
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	39,600	39,563
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 5.00%, 11/4/28	195,000	195,070

		487,295
Energy (—%)
CQP Holdco LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	129,350	128,972

		128,972
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	14,962	14,948

		14,948
Health care (0.1%)
Global Medical Response, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	218,350	217,204
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	114,425	114,790
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	124,375	124,298
Ortho-Clinical Diagnostics, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.081%, 6/30/25	86,996	86,888
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 4/29/25	161,039	156,007

		699,187
Technology (0.1%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	148,500	147,294
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	50,000	51,084
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	478,938	478,277
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.544%, 12/1/27	84,363	84,609
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	129,675	129,553
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	59,700	59,536
UKG, Inc. bank term loan FRN (1 Month US LIBOR + 5.25%), 5.75%, 5/3/27	70,000	70,132

		1,020,485
Transportation (—%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	50,000	51,723
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	104,213	104,354

		156,077

Total senior loans (cost $4,576,224)		$4,573,812

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	302	$527,745
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	487	507,800

Total convertible preferred stocks (cost $804,013)		$1,035,545

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$55,000	$52,060
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	130,000	113,100
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	49,000	43,917

Total convertible bonds and notes (cost $193,121)		$209,077

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	401	$5,057

Total warrants (cost $1,987)				$5,057

SHORT-TERM INVESTMENTS (8.2%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.12%(AFF)	Shares	943,900	$943,900
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	61,301,868	61,301,868
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	950,000	950,000
U.S. Treasury Bills 0.050%, 5/19/22(SEGSF)(SEGCCS)		$1,406,000	1,405,481
U.S. Treasury Bills 0.053%, 4/7/22(SEG)(SEGSF)(SEGCCS)		1,400,000	1,399,733
U.S. Treasury Bills 0.044%, 3/24/22(SEG)(SEGCCS)		565,000	564,929
U.S. Treasury Bills 0.042%, 2/17/22(SEG)(SEGCCS)		5,730,000	5,729,786
U.S. Treasury Bills 0.042%, 3/17/22(SEG)(SEGSF)		4,400,000	4,399,508
U.S. Treasury Bills 0.040%, 4/21/22(SEG)(SEGCCS)		11,200,000	11,197,523

Total short-term investments (cost $87,894,192)			$87,892,728
TOTAL INVESTMENTS

Total investments (cost $1,071,991,369)			$1,257,275,091

	FORWARD CURRENCY CONTRACTS at 12/31/21 (aggregate face value $387,504,118) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/19/22	$2,193,288	$2,145,516	$47,772
		Australian Dollar	Sell	1/19/22	2,193,288	2,196,557	3,269
		British Pound	Sell	3/16/22	2,820,076	2,764,323	(55,753)
		Canadian Dollar	Buy	1/19/22	604,443	600,640	3,803
		Canadian Dollar	Sell	1/19/22	604,443	607,982	3,539
		Euro	Buy	3/16/22	955,920	962,375	(6,455)
		Japanese Yen	Buy	2/16/22	1,955,086	1,977,986	(22,900)
		Japanese Yen	Sell	2/16/22	1,955,086	1,981,174	26,088
		New Zealand Dollar	Buy	1/19/22	3,043,168	3,070,827	(27,659)
		New Zealand Dollar	Sell	1/19/22	3,043,168	3,094,430	51,262
		Swiss Franc	Buy	3/16/22	281,801	278,420	3,381
		Swiss Franc	Sell	3/16/22	281,801	279,698	(2,103)
	Barclays Bank PLC
		Australian Dollar	Buy	1/19/22	1,734,476	1,708,263	26,213
		Australian Dollar	Sell	1/19/22	1,734,476	1,736,411	1,935
		British Pound	Buy	3/16/22	1,758,945	1,730,533	28,412
		British Pound	Sell	3/16/22	1,758,945	1,718,337	(40,608)
		Canadian Dollar	Buy	1/19/22	4,561,227	4,522,487	38,740
		Canadian Dollar	Sell	1/19/22	4,561,227	4,639,983	78,756
		Euro	Buy	3/16/22	523,339	518,817	4,522
		Euro	Sell	3/16/22	523,339	521,599	(1,740)
		Japanese Yen	Buy	2/16/22	1,027,688	1,039,808	(12,120)
		Japanese Yen	Sell	2/16/22	1,027,688	1,041,417	13,729
		New Zealand Dollar	Buy	1/19/22	1,133,887	1,117,186	16,701
		New Zealand Dollar	Sell	1/19/22	1,133,887	1,153,058	19,171
		Swedish Krona	Buy	3/16/22	1,244,541	1,240,789	3,752
		Swiss Franc	Buy	3/16/22	1,200,761	1,186,428	14,333
		Swiss Franc	Sell	3/16/22	1,200,761	1,192,203	(8,558)
	Citibank, N.A.
		Australian Dollar	Buy	1/19/22	112,557	110,106	2,451
		Australian Dollar	Sell	1/19/22	112,557	112,724	167
		British Pound	Buy	3/16/22	2,988,542	2,940,965	47,577
		British Pound	Sell	3/16/22	2,988,542	2,923,022	(65,520)
		Canadian Dollar	Buy	1/19/22	4,103,033	4,061,632	41,401
		Canadian Dollar	Sell	1/19/22	4,103,033	4,162,983	59,950
		Danish Krone	Sell	3/16/22	338,349	337,326	(1,023)
		Euro	Buy	3/16/22	971,655	968,382	3,273
		Euro	Sell	3/16/22	971,655	963,167	(8,488)
		Japanese Yen	Buy	2/16/22	59,161	59,864	(703)
		Japanese Yen	Sell	2/16/22	59,161	59,950	789
		New Zealand Dollar	Buy	1/19/22	2,522,997	2,491,778	31,219
		New Zealand Dollar	Sell	1/19/22	2,522,997	2,565,047	42,050
		Swedish Krona	Buy	3/16/22	274,879	274,501	378
		Swedish Krona	Sell	3/16/22	274,879	275,111	232
		Swiss Franc	Sell	3/16/22	1,493,557	1,490,107	(3,450)
	Credit Suisse International
		Australian Dollar	Buy	1/19/22	21,464	21,496	(32)
		Australian Dollar	Sell	1/19/22	21,464	20,994	(470)
		British Pound	Buy	3/16/22	2,176,659	2,122,479	54,180
		Canadian Dollar	Buy	1/19/22	793,302	805,772	(12,470)
		Canadian Dollar	Sell	1/19/22	793,302	796,606	3,304
		Euro	Buy	3/16/22	1,244,270	1,233,549	10,721
		Euro	Sell	3/16/22	1,244,270	1,240,115	(4,155)
		New Zealand Dollar	Buy	1/19/22	1,095,812	1,114,187	(18,375)
		New Zealand Dollar	Sell	1/19/22	1,095,812	1,079,465	(16,347)
	Goldman Sachs International
		Australian Dollar	Buy	1/19/22	3,572,124	3,583,375	(11,251)
		Australian Dollar	Sell	1/19/22	3,572,124	3,577,444	5,320
		British Pound	Sell	3/16/22	772,507	734,749	(37,758)
		Canadian Dollar	Buy	1/19/22	6,672,666	6,710,941	(38,275)
		Canadian Dollar	Sell	1/19/22	6,672,666	6,664,304	(8,362)
		Euro	Buy	3/16/22	3,618,222	3,587,072	31,150
		Euro	Sell	3/16/22	3,618,222	3,606,722	(11,500)
		Japanese Yen	Buy	2/16/22	1,733,883	1,747,257	(13,374)
		Japanese Yen	Sell	2/16/22	1,733,883	1,751,933	18,050
		New Zealand Dollar	Buy	1/19/22	4,903,008	4,850,421	52,587
		New Zealand Dollar	Sell	1/19/22	4,903,008	5,005,972	102,964
		Norwegian Krone	Buy	3/16/22	405,908	394,387	11,521
		Norwegian Krone	Sell	3/16/22	405,908	395,834	(10,074)
		Swiss Franc	Buy	3/16/22	673,222	665,160	8,062
		Swiss Franc	Sell	3/16/22	673,222	668,413	(4,809)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/19/22	1,335,836	1,306,711	29,125
		Australian Dollar	Sell	1/19/22	1,335,836	1,337,418	1,582
		British Pound	Sell	3/16/22	772,507	770,015	(2,492)
		Canadian Dollar	Buy	1/19/22	224,591	221,858	2,733
		Canadian Dollar	Sell	1/19/22	224,591	225,898	1,307
		Euro	Buy	3/16/22	3,689,597	3,677,297	12,300
		Euro	Sell	3/16/22	3,689,597	3,657,450	(32,147)
		Hong Kong Dollar	Buy	2/16/22	881,717	882,989	(1,272)
		Japanese Yen	Buy	2/16/22	452,335	456,995	(4,660)
		Japanese Yen	Sell	2/16/22	452,335	458,377	6,042
		New Zealand Dollar	Buy	1/19/22	1,421,090	1,472,614	(51,524)
		New Zealand Dollar	Sell	1/19/22	1,421,090	1,435,358	14,268
		Swiss Franc	Buy	3/16/22	1,290,810	1,275,358	15,452
		Swiss Franc	Sell	3/16/22	1,290,810	1,281,577	(9,233)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/19/22	3,591,477	3,596,836	(5,359)
		Australian Dollar	Sell	1/19/22	3,591,477	3,692,594	101,117
		British Pound	Buy	3/16/22	2,126,322	2,089,912	36,410
		Canadian Dollar	Sell	1/19/22	235,105	114,411	(120,694)
		Euro	Buy	3/16/22	4,376,436	4,338,597	37,839
		Euro	Sell	3/16/22	4,376,436	4,362,322	(14,114)
		Japanese Yen	Buy	2/16/22	2,848,921	2,887,139	(38,218)
		Japanese Yen	Sell	2/16/22	2,848,921	2,882,696	33,775
		New Zealand Dollar	Buy	1/19/22	8,577,628	8,720,963	(143,335)
		New Zealand Dollar	Sell	1/19/22	8,577,628	8,450,637	(126,991)
		Norwegian Krone	Sell	3/16/22	370,822	358,420	(12,402)
		Singapore Dollar	Buy	2/16/22	179,679	179,380	299
		South Korean Won	Sell	2/16/22	1,597,020	1,589,622	(7,398)
		Swedish Krona	Sell	3/16/22	132,158	132,281	123
		Swiss Franc	Buy	3/16/22	1,902,240	1,879,479	22,761
		Swiss Franc	Sell	3/16/22	1,902,240	1,888,217	(14,023)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/19/22	7,694,588	7,734,240	(39,652)
		Australian Dollar	Sell	1/19/22	7,694,588	7,527,072	(167,516)
		British Pound	Buy	3/16/22	1,167,217	1,146,464	20,753
		British Pound	Sell	3/16/22	1,167,217	1,139,613	(27,604)
		Canadian Dollar	Sell	1/19/22	2,268,360	2,217,304	(51,056)
		Euro	Sell	3/16/22	4,739,239	4,718,285	(20,954)
		Japanese Yen	Buy	2/16/22	2,481,762	2,515,589	(33,827)
		Japanese Yen	Sell	2/16/22	2,481,762	2,515,918	34,156
		New Zealand Dollar	Buy	1/19/22	4,368,045	4,450,897	(82,852)
		New Zealand Dollar	Sell	1/19/22	4,368,045	4,440,781	72,736
		Swedish Krona	Buy	3/16/22	605,024	602,776	2,248
		Swedish Krona	Sell	3/16/22	605,024	601,891	(3,133)
		Swiss Franc	Buy	3/16/22	816,267	804,542	11,725
		Swiss Franc	Sell	3/16/22	816,267	807,197	(9,070)
	NatWest Markets PLC
		Australian Dollar	Buy	1/19/22	1,729,965	1,732,582	(2,617)
		Australian Dollar	Sell	1/19/22	1,729,965	1,732,056	2,091
		British Pound	Sell	3/16/22	3,422,223	3,366,898	(55,325)
		Canadian Dollar	Buy	1/19/22	837,018	841,851	(4,833)
		Canadian Dollar	Sell	1/19/22	837,018	826,843	(10,175)
		Euro	Buy	3/16/22	1,803,980	1,798,229	5,751
		Euro	Sell	3/16/22	1,803,980	1,788,248	(15,732)
		Japanese Yen	Buy	2/16/22	2,493,757	2,499,184	(5,427)
		New Zealand Dollar	Buy	1/19/22	5,662,790	5,626,252	36,538
		New Zealand Dollar	Sell	1/19/22	5,662,790	5,757,790	95,000
		Swiss Franc	Buy	3/16/22	2,266,723	2,262,958	3,765
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/19/22	620,043	290,456	329,587
		British Pound	Buy	3/16/22	2,662,030	2,603,985	58,045
		British Pound	Sell	3/16/22	2,662,030	2,619,629	(42,401)
		Canadian Dollar	Buy	1/19/22	10,612,216	10,734,660	(122,444)
		Canadian Dollar	Sell	1/19/22	10,612,216	10,648,620	36,404
		Chinese Yuan (Offshore)	Buy	2/16/22	587,226	590,339	(3,113)
		Euro	Sell	3/16/22	106,606	147,175	40,569
		Japanese Yen	Buy	2/16/22	352,713	372,415	(19,702)
		New Zealand Dollar	Buy	1/19/22	7,207,281	7,454,374	(247,093)
		New Zealand Dollar	Sell	1/19/22	7,207,281	7,156,167	(51,114)
		Swedish Krona	Buy	3/16/22	270,428	270,707	(279)
		Swedish Krona	Sell	3/16/22	270,428	268,930	(1,498)
		Swiss Franc	Buy	3/16/22	4,874,620	4,839,220	35,400
		Swiss Franc	Sell	3/16/22	4,874,620	4,815,829	(58,791)
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/19/22	2,679,311	2,699,277	(19,966)
		Australian Dollar	Sell	1/19/22	2,679,311	2,620,530	(58,781)
		British Pound	Buy	3/16/22	2,189,108	2,153,986	35,122
		British Pound	Sell	3/16/22	2,189,108	2,139,061	(50,047)
		Canadian Dollar	Buy	1/19/22	5,181,876	5,143,349	38,527
		Canadian Dollar	Sell	1/19/22	5,181,876	5,273,978	92,102
		Euro	Buy	3/16/22	2,334,046	2,315,012	19,034
		Euro	Sell	3/16/22	2,334,046	2,326,531	(7,515)
		Japanese Yen	Buy	2/16/22	3,998,402	4,045,558	(47,156)
		Japanese Yen	Sell	2/16/22	3,998,402	4,053,310	54,908
		New Zealand Dollar	Buy	1/19/22	1,920,581	1,892,370	28,211
		New Zealand Dollar	Sell	1/19/22	1,920,581	1,952,372	31,791
		Norwegian Krone	Buy	3/16/22	743,719	720,420	23,299
		Norwegian Krone	Sell	3/16/22	743,719	723,909	(19,810)
	UBS AG
		Australian Dollar	Buy	1/19/22	601,708	543,803	57,905
		British Pound	Buy	3/16/22	3,400,032	3,325,842	74,190
		British Pound	Sell	3/16/22	3,400,032	3,345,233	(54,799)
		Canadian Dollar	Buy	1/19/22	4,088,962	4,101,277	(12,315)
		Canadian Dollar	Sell	1/19/22	4,088,962	4,165,065	76,103
		Euro	Buy	3/16/22	109,114	151,586	(42,472)
		Hong Kong Dollar	Buy	2/16/22	1,215,682	1,217,424	(1,742)
		Hong Kong Dollar	Sell	2/16/22	1,215,682	1,217,834	2,152
		Japanese Yen	Sell	2/16/22	1,765,716	1,800,279	34,563
		New Zealand Dollar	Buy	1/19/22	4,724,892	4,865,693	(140,801)
		New Zealand Dollar	Sell	1/19/22	4,724,892	4,764,771	39,879
		Swiss Franc	Buy	3/16/22	937,321	926,116	11,205
		Swiss Franc	Sell	3/16/22	937,321	930,616	(6,705)
	WestPac Banking Corp.
		British Pound	Buy	3/16/22	353,575	345,860	7,715
		British Pound	Sell	3/16/22	353,575	347,943	(5,632)
		Canadian Dollar	Buy	1/19/22	196,922	194,524	2,398
		Canadian Dollar	Sell	1/19/22	196,922	198,047	1,125
		Euro	Buy	3/16/22	2,446,581	2,422,229	24,352
		Japanese Yen	Buy	2/16/22	2,553,998	2,583,803	(29,805)
		New Zealand Dollar	Buy	1/19/22	1,421,159	1,472,724	(51,565)
		New Zealand Dollar	Sell	1/19/22	1,421,159	1,429,840	8,681

	Unrealized appreciation						2,675,887

	Unrealized (depreciation)						(2,653,513)

	Total						$22,374
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	370	$43,217,258	$42,953,300	Mar-22	$(641,693)
Russell 2000 Index E-Mini (Long)	26	2,923,431	2,915,640	Mar-22	35,606
S&P 500 Index E-Mini (Short)	548	130,593,332	130,382,900	Mar-22	(2,713,349)
S&P Mid Cap 400 Index E-Mini (Short)	64	18,188,800	18,161,280	Mar-22	(426,427)
U.S. Treasury Bond 30 yr (Long)	145	23,263,438	23,263,438	Mar-22	359,846
U.S. Treasury Bond Ultra 30 yr (Long)	253	49,872,625	49,872,625	Mar-22	1,082,587
U.S. Treasury Bond Ultra 30 yr (Short)	3	591,375	591,375	Mar-22	(13,999)
U.S. Treasury Note 2 yr (Long)	418	91,195,844	91,195,844	Mar-22	(82,705)
U.S. Treasury Note 2 yr (Short)	213	46,470,610	46,470,610	Mar-22	41,278
U.S. Treasury Note 5 yr (Long)	712	86,135,313	86,135,313	Mar-22	361,836
U.S. Treasury Note 5 yr (Short)	759	91,821,211	91,821,211	Mar-22	(398,997)
U.S. Treasury Note 10 yr (Long)	312	40,706,250	40,706,250	Mar-22	473,907
U.S. Treasury Note Ultra 10 yr (Short)	253	37,048,688	37,048,688	Mar-22	(617,257)

Unrealized appreciation					2,355,060

Unrealized (depreciation)					(4,894,427)

Total					$(2,539,367)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/21 (proceeds receivable $102,294,766) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.00%, 12/1/51	$5,000,000	12/20/21	$5,183,032
Uniform Mortgage-Backed Securities, 6.00%, 1/1/52	4,000,000	1/13/22	4,321,228
Uniform Mortgage-Backed Securities, 3.50%, 1/1/52	16,000,000	1/13/22	16,850,003
Uniform Mortgage-Backed Securities, 3.00%, 1/1/52	2,000,000	1/13/22	2,072,734
Uniform Mortgage-Backed Securities, 2.50%, 1/1/52	47,000,000	1/13/22	47,991,428
Uniform Mortgage-Backed Securities, 2.00%, 1/1/52	26,000,000	1/13/22	25,937,439

Total			$102,355,864

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$36,069,000	$22,002	(E)	$(19,318)	3/16/24	Secured Overnight Financing Rate — Annually	0.90% — Annually	$2,684
		13,750,000	54,175	(E)	(62,931)	3/16/27	Secured Overnight Financing Rate — Annually	1.25% — Annually	(8,756)
		27,623,000	108,835	(E)	124,181	3/16/27	1.25% — Annually	Secured Overnight Financing Rate — Annually	15,346
		38,623,000	194,660	(E)	(255,452)	3/16/32	Secured Overnight Financing Rate — Annually	1.40% — Annually	(57,639)
		8,792,000	295,147	(E)	(322,182)	3/16/52	Secured Overnight Financing Rate — Annually	1.60% — Annually	(27,034)
		2,293,000	9,424		(30)	12/30/31	Secured Overnight Financing Rate — Annually	1.2695% — Annually	(9,296)
		24,323,000	27,971		(323)	1/3/32	1.3265% — Annually	Secured Overnight Financing Rate — Annually	(28,294)

	Total				$(536,055)				$(112,989)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Goldman Sachs International
	$23,459,405	$24,063,399	$—	12/15/25	(Secured Overnight Financing Rate plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	$616,492
	23,028,306	23,653,559	—	12/15/25	Secured Overnight Financing Rate minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(652,316)

	Upfront premium received		—	Unrealized appreciation			616,492

	Upfront premium (paid)		—	Unrealized (depreciation)			(652,316)

		Total	$—			Total	$(35,824)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
AT&T, Inc.	Communication services	5,345	$131,490	0.55%
Eiffage SA (France)	Basic materials	1,274	131,210	0.55%
Bank Leumi Le-Israel BM (Israel)	Financials	12,164	130,872	0.54%
Sonic Healthcare, Ltd. (Australia)	Health care	3,843	130,375	0.54%
FactSet Research Systems, Inc.	Consumer cyclicals	263	127,734	0.53%
KLA Corp.	Technology	296	127,515	0.53%
PepsiCo, Inc.	Consumer staples	733	127,245	0.53%
Edenred (France)	Consumer cyclicals	2,753	127,177	0.53%
Brenntag AG (Germany)	Basic materials	1,393	126,180	0.52%
Skanska AB (Sweden)	Basic materials	4,868	126,175	0.52%
A.O. Smith Corp.	Capital goods	1,466	125,853	0.52%
Fairfax Financial Holdings, Ltd. (Canada)	Financials	255	125,532	0.52%
Textron, Inc.	Capital goods	1,625	125,472	0.52%
Synopsys, Inc.	Technology	340	125,436	0.52%
Cadence Design Systems, Inc.	Technology	672	125,276	0.52%
Lam Research Corp.	Technology	174	125,083	0.52%
Thales SA (France)	Technology	1,462	124,480	0.52%
Avery Dennison Corp.	Basic materials	572	123,849	0.51%
Segro PLC (United Kingdom)	Financials	6,357	123,607	0.51%
Mettler-Toledo International, Inc.	Health care	73	123,160	0.51%
Fortive Corp.	Capital goods	1,612	123,004	0.51%
Sealed Air Corp.	Basic materials	1,823	122,998	0.51%
Marubeni Corp. (Japan)	Conglomerates	12,560	122,237	0.51%
Secom Co., Ltd. (Japan)	Consumer cyclicals	1,760	122,182	0.51%
PPG Industries, Inc.	Basic materials	706	121,682	0.51%
Bank Hapoalim MB (Israel)	Financials	11,743	121,245	0.50%
SEI Investments Co.	Financials	1,984	120,933	0.50%
Cummins, Inc.	Capital goods	554	120,847	0.50%
ConocoPhillips	Energy	1,674	120,841	0.50%
Chevron Corp.	Energy	1,030	120,823	0.50%
Zebra Technologies Corp. Class A	Technology	202	120,454	0.50%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	3,798	120,408	0.50%
MSCI, Inc.	Technology	195	119,498	0.50%
Eastman Chemical Co.	Basic materials	986	119,212	0.50%
Exxon Mobil Corp.	Energy	1,944	118,955	0.49%
AMETEK, Inc.	Conglomerates	808	118,854	0.49%
GlaxoSmithKline PLC (United Kingdom)	Health care	5,453	118,579	0.49%
Iberdrola SA (Spain)	Utilities and power	9,990	118,404	0.49%
Sage Group PLC (The) (United Kingdom)	Technology	10,243	118,211	0.49%
Fidelity National Financial, Inc.	Financials	2,260	117,931	0.49%
Roche Holding AG (Switzerland)	Health care	283	117,831	0.49%
Moncler SpA (Italy)	Consumer cyclicals	1,615	117,734	0.49%
Coinbase Global, Inc. Class A	Financials	466	117,728	0.49%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	7,079	116,983	0.49%
Nordson Corp.	Capital goods	456	116,342	0.48%
Accenture PLC Class A	Technology	280	116,094	0.48%
RWE AG (Germany)	Utilities and power	2,845	115,697	0.48%
Pfizer, Inc.	Health care	1,947	114,984	0.48%
Weyerhaeuser Co.	Basic materials	2,785	114,707	0.48%
Dover Corp.	Capital goods	631	114,510	0.48%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Naturgy Energy Group SA (Spain)	Utilities and power	4,124	$134,439	0.57%
Heineken NV (Netherlands)	Consumer staples	1,185	133,381	0.56%
Argenx SE (Netherlands)	Health care	356	127,651	0.54%
Berkshire Hathaway, Inc. Class B	Financials	424	126,917	0.54%
Imperial Brands PLC (United Kingdom)	Consumer staples	5,772	126,291	0.53%
Veolia Environnement SA (France)	Utilities and power	3,436	126,195	0.53%
CH Robinson Worldwide, Inc.	Transportation	1,172	126,126	0.53%
AXA SA (France)	Financials	4,188	124,846	0.53%
Black Knight, Inc.	Technology	1,492	123,645	0.52%
Visa, Inc. Class A	Financials	570	123,537	0.52%
Waste Management, Inc.	Capital goods	738	123,242	0.52%
Atmos Energy Corp.	Utilities and power	1,176	123,180	0.52%
Masco Corp.	Consumer cyclicals	1,754	123,151	0.52%
Nutrien, Ltd. (Canada)	Basic materials	1,628	122,350	0.52%
Fastenal Co.	Consumer staples	1,907	122,160	0.52%
Wheaton Precious Metals Corp. (Canada)	Basic materials	2,837	121,728	0.51%
S&P Global, Inc.	Consumer cyclicals	258	121,595	0.51%
D.R. Horton, Inc.	Consumer cyclicals	1,116	121,023	0.51%
Ceridian HCM Holding, Inc.	Technology	1,154	120,544	0.51%
Equifax, Inc.	Consumer cyclicals	408	119,597	0.51%
Royalty Pharma PLC Class A	Health care	2,947	117,426	0.50%
BHP Group, Ltd. (Australia)	Basic materials	3,857	116,459	0.49%
Tokio Marine Holdings, Inc. (Japan)	Financials	2,091	116,172	0.49%
Pioneer Natural Resources Co.	Energy	621	112,921	0.48%
Broadridge Financial Solutions, Inc.	Financials	616	112,684	0.48%
Valero Energy Corp.	Energy	1,496	112,375	0.48%
VF Corp.	Consumer cyclicals	1,533	112,230	0.47%
Equinix, Inc.	Communication services	133	112,152	0.47%
Lucid Group, Inc.	Consumer cyclicals	2,947	112,145	0.47%
ORIX Corp. (Japan)	Financials	5,478	111,792	0.47%
REA Group, Ltd. (Australia)	Technology	915	111,559	0.47%
Waste Connections, Inc.	Capital goods	819	111,555	0.47%
CyberArk Software, Ltd. (Israel)	Technology	643	111,367	0.47%
CIE Generale Des Etablissements Michelin SCA (France)	Consumer cyclicals	678	111,215	0.47%
Ferguson PLC (United Kingdom)	Consumer staples	624	110,633	0.47%
Lonza Group AG (Switzerland)	Health care	132	110,229	0.47%
Essity AB Class B (Sweden)	Consumer staples	3,369	110,135	0.47%
AVEVA Group PLC (United Kingdom)	Technology	2,387	109,968	0.46%
Aon PLC	Financials	363	109,008	0.46%
Westinghouse Air Brake Technologies Corp.	Transportation	1,176	108,343	0.46%
M3, Inc. (Japan)	Health care	2,145	108,045	0.46%
Kubota Corp. (Japan)	Capital goods	4,867	108,029	0.46%
BNP Paribas SA (France)	Financials	1,554	107,526	0.45%
Epiroc AB Class A (Sweden)	Capital goods	4,234	107,402	0.45%
Jacobs Engineering Group, Inc.	Capital goods	770	107,157	0.45%
Avantor, Inc.	Health care	2,541	107,074	0.45%
Compagnie De Saint-Gobain (France)	Basic materials	1,511	106,411	0.45%
Check Point Software Technologies, Ltd. (Israel)	Technology	912	106,290	0.45%
Trend Micro, Inc. (Japan)	Technology	1,901	105,619	0.45%
Cooper Cos., Inc. (The)	Health care	252	105,451	0.45%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$21,874,000	$850,899	$70,777	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(780,121)
	69,154,000	1,802,153	29,190	9/13/26	2.7375% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,772,964)

Total			$99,967				$(2,553,085)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$957	$13,987	$3,914	5/11/63	300 bp — Monthly	$(2,949)
	CMBX NA BBB-.6 Index	B+/P	1,868	30,972	8,666	5/11/63	300 bp — Monthly	(6,780)
	CMBX NA BBB-.6 Index	B+/P	3,828	61,944	17,332	5/11/63	300 bp — Monthly	(13,468)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	23,165	41,000	3,752	11/18/54	500 bp — Monthly	19,453
	CMBX NA BB.6 Index	B-/P	27,399	183,360	80,807	5/11/63	500 bp — Monthly	(53,229)
	CMBX NA BB.7 Index	B/P	21,179	415,000	139,897	1/17/47	500 bp — Monthly	(118,314)
	CMBX NA BB.9 Index	B/P	814	4,000	924	9/17/58	500 bp — Monthly	(105)
	CMBX NA BB.9 Index	B/P	8,577	42,000	9,698	9/17/58	500 bp — Monthly	(1,080)
	CMBX NA BBB-.10 Index	BB+/P	4,255	39,000	3,487	11/17/59	300 bp — Monthly	791
	CMBX NA BBB-.12 Index	BBB-/P	626	15,000	774	8/17/61	300 bp — Monthly	(140)
	CMBX NA BBB-.12 Index	BBB-/P	6,600	112,000	5,779	8/17/61	300 bp — Monthly	886
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	9,898	74,000	24,945	1/17/47	500 bp — Monthly	(14,975)
	CMBX NA BBB-.7 Index	BB-/P	11,936	151,000	30,321	1/17/47	300 bp — Monthly	(18,297)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(153)	9,000	144	12/16/72	200 bp — Monthly	(5)
	CMBX NA A.14 Index	A-/P	(34)	2,000	32	12/16/72	200 bp — Monthly	(1)
	CMBX NA A.6 Index	BBB+/P	192	3,000	294	5/11/63	200 bp — Monthly	(100)
	CMBX NA A.6 Index	BBB+/P	1,900	16,000	1,566	5/11/63	200 bp — Monthly	340
	CMBX NA A.6 Index	BBB+/P	2,674	23,000	2,252	5/11/63	200 bp — Monthly	431
	CMBX NA A.6 Index	BBB+/P	(65)	36,000	3,524	5/11/63	200 bp — Monthly	(3,576)
	CMBX NA A.6 Index	BBB+/P	3,768	44,000	4,308	5/11/63	200 bp — Monthly	(523)
	CMBX NA A.6 Index	BBB+/P	(378)	47,000	4,601	5/11/63	200 bp — Monthly	(4,961)
	CMBX NA A.6 Index	BBB+/P	1,584	52,000	5,091	5/11/63	200 bp — Monthly	(3,486)
	CMBX NA A.6 Index	BBB+/P	2,767	56,000	5,482	5/11/63	200 bp — Monthly	(2,694)
	CMBX NA A.6 Index	BBB+/P	(113)	59,000	5,776	5/11/63	200 bp — Monthly	(5,866)
	CMBX NA A.6 Index	BBB+/P	444	59,000	5,776	5/11/63	200 bp — Monthly	(5,309)
	CMBX NA A.6 Index	BBB+/P	1,851	59,000	5,776	5/11/63	200 bp — Monthly	(3,902)
	CMBX NA A.6 Index	BBB+/P	7,383	63,000	6,168	5/11/63	200 bp — Monthly	1,240
	CMBX NA A.6 Index	BBB+/P	4,269	65,000	6,364	5/11/63	200 bp — Monthly	(2,069)
	CMBX NA A.6 Index	BBB+/P	4,533	88,000	8,615	5/11/63	200 bp — Monthly	(4,048)
	CMBX NA A.6 Index	BBB+/P	(92)	151,000	14,783	5/11/63	200 bp — Monthly	(14,816)
	CMBX NA A.6 Index	BBB+/P	4,120	178,000	17,426	5/11/63	200 bp — Monthly	(13,237)
	CMBX NA A.7 Index	BBB+/P	1,462	29,000	1,763	1/17/47	200 bp — Monthly	(290)
	CMBX NA BB.9 Index	B/P	213	1,000	231	9/17/58	500 bp — Monthly	(17)
	CMBX NA BBB-.14 Index	BBB-/P	360	8,000	375	12/16/72	300 bp — Monthly	(11)
	CMBX NA BBB-.6 Index	B+/P	545	7,993	2,236	5/11/63	300 bp — Monthly	(1,687)
	CMBX NA BBB-.6 Index	B+/P	678	12,988	3,634	5/11/63	300 bp — Monthly	(2,948)
	CMBX NA BBB-.6 Index	B+/P	1,727	19,982	5,591	5/11/63	300 bp — Monthly	(3,852)
	CMBX NA BBB-.6 Index	B+/P	1,064	21,980	6,150	5/11/63	300 bp — Monthly	(5,073)
	CMBX NA BBB-.6 Index	B+/P	4,641	54,950	15,375	5/11/63	300 bp — Monthly	(10,702)
	CMBX NA BBB-.6 Index	B+/P	5,992	70,936	19,848	5/11/63	300 bp — Monthly	(13,815)
	CMBX NA BBB-.6 Index	B+/P	18,758	199,820	55,910	5/11/63	300 bp — Monthly	(37,035)
	CMBX NA BBB-.6 Index	B+/P	15,560	206,813	57,866	5/11/63	300 bp — Monthly	(42,185)
	CMBX NA BBB-.7 Index	BB-/P	5,300	62,000	12,450	1/17/47	300 bp — Monthly	(7,114)
	CMBX NA BBB-.7 Index	BB-/P	5,793	68,000	13,654	1/17/47	300 bp — Monthly	(7,822)
	CMBX NA BBB-.7 Index	BB-/P	19,769	251,000	50,401	1/17/47	300 bp — Monthly	(30,486)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	(473)	90,000	999	12/16/72	200 bp — Monthly	561
	CMBX NA A.7 Index	BBB+/P	11,139	254,000	15,443	1/17/47	200 bp — Monthly	(4,206)
	CMBX NA BB.10 Index	B+/P	4,092	51,000	14,051	5/11/63	500 bp — Monthly	(9,909)
	CMBX NA BB.7 Index	B/P	112,621	230,000	77,533	1/17/47	500 bp — Monthly	35,311
	Merrill Lynch International
	CMBX NA BB.9 Index	B/P	4,456	21,000	4,849	9/17/58	500 bp — Monthly	(373)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(10,349)	694,000	7,703	12/16/72	200 bp — Monthly	(2,375)
	CMBX NA A.13 Index	A-/P	(418)	50,000	555	12/16/72	200 bp — Monthly	157
	CMBX NA A.14 Index	A-/P	(96)	6,000	96	12/16/72	200 bp — Monthly	2
	CMBX NA A.6 Index	BBB+/P	2,840	32,000	3,133	5/11/63	200 bp — Monthly	(280)
	CMBX NA BB.6 Index	B-/P	17,681	69,120	30,461	5/11/63	500 bp — Monthly	(12,713)
	CMBX NA BB.6 Index	B-/P	33,019	128,640	56,692	5/11/63	500 bp — Monthly	(23,547)
	CMBX NA BB.9 Index	B/P	1,047	5,000	1,155	9/17/58	500 bp — Monthly	(103)
	CMBX NA BBB-.12 Index	BBB-/P	2,711	46,000	2,374	8/17/61	300 bp — Monthly	364
	CMBX NA BBB-.12 Index	BBB-/P	2,576	60,000	3,096	8/17/61	300 bp — Monthly	(485)

Upfront premium received			430,631		Unrealized appreciation			59,536

Upfront premium (paid)			(12,171)		Unrealized (depreciation)			(510,958)

	Total		$418,460				Total	$(451,422)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(3,985)	$41,000	$4,014	5/11/63	(200 bp) — Monthly	$13
	CMBX NA A.7 Index	(1,357)	183,000	11,126	1/17/47	(200 bp) — Monthly	9,698
	CMBX NA BB.10 Index	(30,139)	125,000	34,438	11/17/59	(500 bp) — Monthly	4,184
	CMBX NA BB.10 Index	(13,515)	53,000	14,602	11/17/59	(500 bp) — Monthly	1,035
	CMBX NA BB.10 Index	(4,696)	45,000	12,398	11/17/59	(500 bp) — Monthly	7,657
	CMBX NA BB.10 Index	(4,167)	38,000	10,469	11/17/59	(500 bp) — Monthly	6,265
	CMBX NA BB.11 Index	(1,787)	26,000	2,379	11/18/54	(500 bp) — Monthly	566
	CMBX NA BB.11 Index	(1,296)	10,000	915	11/18/54	(500 bp) — Monthly	(390)
	CMBX NA BB.11 Index	(259)	5,000	458	11/18/54	(500 bp) — Monthly	193
	CMBX NA BB.8 Index	(12,404)	34,787	13,167	10/17/57	(500 bp) — Monthly	729
	CMBX NA BB.8 Index	(3,725)	28,989	10,972	10/17/57	(500 bp) — Monthly	7,219
	CMBX NA BB.9 Index	(4,232)	41,000	9,467	9/17/58	(500 bp) — Monthly	5,195
	CMBX NA BB.9 Index	(1,492)	37,000	8,543	9/17/58	(500 bp) — Monthly	7,016
	CMBX NA BBB-.10 Index	(16,982)	57,000	5,096	11/17/59	(300 bp) — Monthly	(11,919)
	CMBX NA BBB-.10 Index	(4,972)	39,000	3,487	11/17/59	(300 bp) — Monthly	(1,508)
	CMBX NA BBB-.10 Index	(5,726)	24,000	2,146	11/17/59	(300 bp) — Monthly	(3,594)
	CMBX NA BBB-.10 Index	(4,183)	17,000	1,520	11/17/59	(300 bp) — Monthly	(2,673)
	CMBX NA BBB-.12 Index	(61,189)	194,000	10,010	8/17/61	(300 bp) — Monthly	(51,292)
	CMBX NA BBB-.12 Index	(15,115)	43,000	2,219	8/17/61	(300 bp) — Monthly	(12,921)
	CMBX NA BBB-.12 Index	(14,363)	43,000	2,219	8/17/61	(300 bp) — Monthly	(12,169)
	CMBX NA BBB-.12 Index	(13,039)	37,000	1,909	8/17/61	(300 bp) — Monthly	(11,152)
	CMBX NA BBB-.12 Index	(6,849)	36,000	1,858	8/17/61	(300 bp) — Monthly	(5,012)
	CMBX NA BBB-.12 Index	(5,415)	24,000	1,238	8/17/61	(300 bp) — Monthly	(4,191)
	CMBX NA BBB-.12 Index	(6,349)	19,000	980	8/17/61	(300 bp) — Monthly	(5,379)
	CMBX NA BBB-.12 Index	(847)	5,000	258	8/17/61	(300 bp) — Monthly	(592)
	CMBX NA BBB-.8 Index	(17,500)	112,000	15,243	10/17/57	(300 bp) — Monthly	(2,322)
	CMBX NA BBB-.8 Index	(8,093)	51,000	6,941	10/17/57	(300 bp) — Monthly	(1,182)
	CMBX NA BBB-.8 Index	(6,789)	51,000	6,941	10/17/57	(300 bp) — Monthly	122
	CMBX NA BBB-.8 Index	(8,061)	51,000	6,941	10/17/57	(300 bp) — Monthly	(1,150)
	CMBX NA BBB-.8 Index	(3,292)	23,000	3,130	10/17/57	(300 bp) — Monthly	(175)
	CMBX NA BBB-.9 Index	(4,495)	19,000	1,786	9/17/58	(300 bp) — Monthly	(2,720)
	Credit Suisse International
	CMBX NA BB.10 Index	(11,178)	94,000	25,897	11/17/59	(500 bp) — Monthly	14,627
	CMBX NA BB.10 Index	(12,542)	94,000	25,897	11/17/59	(500 bp) — Monthly	13,264
	CMBX NA BB.10 Index	(6,091)	49,000	13,500	11/17/59	(500 bp) — Monthly	7,361
	CMBX NA BB.7 Index	(53,129)	323,000	108,883	1/17/47	(500 bp) — Monthly	57,457
	CMBX NA BB.7 Index	(31,728)	172,000	57,981	1/17/47	(500 bp) — Monthly	26,086
	CMBX NA BB.7 Index	(2,136)	116,160	51,192	5/11/63	(500 bp) — Monthly	48,943
	CMBX NA BB.8 Index	(2,804)	15,461	5,852	10/17/57	(500 bp) — Monthly	3,033
	Goldman Sachs International
	CMBX NA A.6 Index	(193)	2,000	196	5/11/63	(200 bp) — Monthly	3
	CMBX NA BB.10 Index	(2,036)	9,000	2,480	11/17/59	(500 bp) — Monthly	435
	CMBX NA BB.6 Index	(18,117)	119,040	52,461	5/11/63	(500 bp) — Monthly	34,228
	CMBX NA BB.6 Index	(8,695)	81,600	35,961	5/11/63	(500 bp) — Monthly	27,186
	CMBX NA BB.7 Index	(47,509)	281,000	94,725	1/17/47	(500 bp) — Monthly	46,943
	CMBX NA BB.7 Index	(45,077)	222,000	74,836	1/17/47	(500 bp) — Monthly	29,543
	CMBX NA BB.7 Index	(2,949)	18,000	6,068	1/17/47	(500 bp) — Monthly	3,101
	CMBX NA BB.8 Index	(17,998)	48,316	18,287	10/17/57	(500 bp) — Monthly	243
	CMBX NA BB.8 Index	(13,670)	37,686	14,264	10/17/57	(500 bp) — Monthly	557
	CMBX NA BB.8 Index	(13,694)	37,686	14,264	10/17/57	(500 bp) — Monthly	534
	CMBX NA BB.8 Index	(11,909)	33,821	12,801	10/17/57	(500 bp) — Monthly	859
	CMBX NA BB.8 Index	(1,699)	14,495	5,486	10/17/57	(500 bp) — Monthly	3,773
	CMBX NA BBB-.12 Index	(1,351)	4,000	206	8/17/61	(300 bp) — Monthly	(1,147)
	CMBX NA BBB-.6 Index	(41,148)	150,864	42,212	5/11/63	(300 bp) — Monthly	976
	CMBX NA BBB-.6 Index	(6,354)	126,885	35,503	5/11/63	(300 bp) — Monthly	29,075
	CMBX NA BBB-.8 Index	(3,881)	30,000	4,083	10/17/57	(300 bp) — Monthly	184
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(26,255)	48,960	21,577	5/11/63	(500 bp) — Monthly	(4,726)
	CMBX NA BB.8 Index	(3,965)	7,731	2,926	10/17/57	(500 bp) — Monthly	(1,047)
	CMBX NA BBB-.10 Index	(18,860)	166,000	14,840	11/17/59	(300 bp) — Monthly	(4,117)
	CMBX NA BBB-.10 Index	(13,804)	49,000	4,381	11/17/59	(300 bp) — Monthly	(9,452)
	CMBX NA BBB-.10 Index	(13,109)	44,000	3,934	11/17/59	(300 bp) — Monthly	(9,201)
	CMBX NA BBB-.10 Index	(4,123)	25,000	2,235	11/17/59	(300 bp) — Monthly	(1,903)
	CMBX NA BBB-.12 Index	(2,654)	8,000	413	8/17/61	(300 bp) — Monthly	(2,246)
	CMBX NA BBB-.14 Index	(61)	1,000	47	12/16/72	(300 bp) — Monthly	(15)
	CMBX NA BBB-.6 Index	(63,940)	199,820	55,910	5/11/63	(300 bp) — Monthly	(8,148)
	CMBX NA BBB-.7 Index	(98,131)	418,000	83,934	1/17/47	(300 bp) — Monthly	(14,440)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,121)	90,000	24,795	11/17/59	(500 bp) — Monthly	19,587
	CMBX NA BBB-.10 Index	(10,400)	48,000	4,291	11/17/59	(300 bp) — Monthly	(6,137)
	CMBX NA BBB-.7 Index	(2,376)	29,000	5,823	1/17/47	(300 bp) — Monthly	3,430
	CMBX NA BBB-.9 Index	(5,928)	32,000	3,008	9/17/58	(300 bp) — Monthly	(2,939)
	CMBX NA BBB-.9 Index	(2,964)	16,000	1,504	9/17/58	(300 bp) — Monthly	(1,469)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,030)	69,000	13,855	1/17/47	(300 bp) — Monthly	6,785
	CMBX NA A.6 Index	(2,993)	31,000	3,035	5/11/63	(200 bp) — Monthly	29
	CMBX NA BB.10 Index	(4,719)	45,000	12,398	11/17/59	(500 bp) — Monthly	7,634
	CMBX NA BB.10 Index	(8,924)	38,000	10,469	11/17/59	(500 bp) — Monthly	1,508
	CMBX NA BB.7 Index	(5,206)	27,000	9,102	1/17/47	(500 bp) — Monthly	3,869
	CMBX NA BB.8 Index	(8,320)	23,192	8,778	10/17/57	(500 bp) — Monthly	435
	CMBX NA BB.8 Index	(6,671)	18,360	6,949	10/17/57	(500 bp) — Monthly	260
	CMBX NA BB.8 Index	(5,291)	14,495	5,486	10/17/57	(500 bp) — Monthly	182
	CMBX NA BB.8 Index	(4,944)	9,663	3,657	10/17/57	(500 bp) — Monthly	(1,296)
	CMBX NA BB.8 Index	(2,469)	6,764	2,560	10/17/57	(500 bp) — Monthly	85
	CMBX NA BBB-.10 Index	(6,722)	53,000	4,738	11/17/59	(300 bp) — Monthly	(2,014)
	CMBX NA BBB-.10 Index	(3,637)	42,000	3,755	11/17/59	(300 bp) — Monthly	93
	CMBX NA BBB-.10 Index	(8,045)	33,000	2,950	11/17/59	(300 bp) — Monthly	(5,114)
	CMBX NA BBB-.10 Index	(3,903)	18,000	1,609	11/17/59	(300 bp) — Monthly	(2,304)
	CMBX NA BBB-.10 Index	(4,021)	17,000	1,520	11/17/59	(300 bp) — Monthly	(2,511)
	CMBX NA BBB-.10 Index	(3,460)	16,000	1,430	11/17/59	(300 bp) — Monthly	(2,039)
	CMBX NA BBB-.10 Index	(2,296)	10,000	894	11/17/59	(300 bp) — Monthly	(1,408)
	CMBX NA BBB-.12 Index	(3,339)	16,000	826	8/17/61	(300 bp) — Monthly	(2,523)
	CMBX NA BBB-.12 Index	(1,994)	6,000	310	8/17/61	(300 bp) — Monthly	(1,688)
	CMBX NA BBB-.6 Index	(55,775)	229,793	64,296	5/11/63	(300 bp) — Monthly	8,387
	CMBX NA BBB-.8 Index	(6,344)	50,000	6,805	10/17/57	(300 bp) — Monthly	432
	CMBX NA BBB-.8 Index	(6,359)	50,000	6,805	10/17/57	(300 bp) — Monthly	416
	CMBX NA BBB-.8 Index	(7,282)	47,000	6,397	10/17/57	(300 bp) — Monthly	(913)
	CMBX NA BBB-.8 Index	(7,188)	46,000	6,261	10/17/57	(300 bp) — Monthly	(954)
	CMBX NA BBB-.8 Index	(5,725)	40,000	5,444	10/17/57	(300 bp) — Monthly	(304)

Upfront premium received		—			Unrealized appreciation		451,435

Upfront premium (paid)		(1,096,549)			Unrealized (depreciation)		(220,396)

	Total	$(1,096,549)				Total	$231,039
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 37 Index	B+/P	$(493,165)	$5,220,000	$476,325	12/20/26	500 bp — Quarterly	$(8,140)
	NA IG Series 37 Index	BBB+/P	(1,723,219)	68,600,000	1,675,212	12/20/26	100 bp — Quarterly	(25,140)

	Total		$(2,216,384)					$(33,280)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through December 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,074,278,820.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$4,673,015	$14,944,230	$18,673,345	$819	$943,900
	Putnam Short Term Investment Fund**	4,239,484	154,956,965	97,894,581	335	61,301,868

	Total Short-term investments	$8,912,499	$169,901,195	$116,567,926	$1,154	$62,245,768
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $943,900 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $921,581.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $12,269,064.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $394,933.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,289,504.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $253,238,166 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $594,318 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $394,933 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$20,755,943	$1,175,207	$—
Capital goods	30,578,600	1,096,031	—
Communication services	10,784,578	1,631,652	—
Conglomerates	1,517,187	—	—
Consumer cyclicals	75,570,583	6,009,417	—
Consumer staples	34,371,825	1,873,598	—
Energy	14,179,313	—	107
Financials	68,093,092	5,759,223	—
Government	106,210	—	—
Health care	65,999,520	673,983	—
Technology	148,458,693	8,420,202	—
Transportation	9,754,846	777,030	—
Utilities and power	14,342,171	1,042,246	—

Total common stocks	494,512,561	28,458,589	107
Asset-backed securities	—	10,368,977	443,266
Collateralized loan obligations	—	19,459,037	—
Convertible bonds and notes	—	209,077	—
Convertible preferred stocks	—	1,035,545	—
Corporate bonds and notes	—	247,770,515	—
Foreign government and agency bonds and notes	—	8,428,423	—
Mortgage-backed securities	—	73,570,562	—
Senior loans	—	4,573,812	—
U.S. government and agency mortgage obligations	—	280,344,435	—
U.S. treasury obligations	—	202,400	—
Warrants	5,057	—	—
Short-term investments	950,000	86,942,728	—

Totals by level	$495,467,618	$761,364,100	$443,373
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$22,374	$—
Futures contracts	(2,539,367)	—	—
TBA sale commitments	—	(102,355,864)	—
Interest rate swap contracts	—	423,066	—
Total return swap contracts	—	(2,688,876)	—
Credit default contracts	—	2,640,810	—

Totals by level	$(2,539,367)	$(101,958,490)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$16,400,000
Written currency option contracts (contract amount)	$16,400,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$588,600,000
Centrally cleared interest rate swap contracts (notional)	$166,900,000
OTC total return swap contracts (notional)	$54,000,000
Centrally cleared total return swap contracts (notional)	$91,000,000
OTC credit default contracts (notional)	$10,700,000
Centrally cleared credit default contracts (notional)	$78,000,000
Warrants (number of warrants)	400
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com